                                                      AS FILED DECEMBER 20, 2000

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Pre-Effective Amendment No. |_|
                        Post-Effective Amendment No. |_|
                        (Check appropriate box or boxes)

                             NATIONWIDE MUTUAL FUNDS
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (484) 530-1300
                        (Area Code and Telephone Number)

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                        --------------------------------
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)

                            DINA A. TANTRA, ESQUIRE
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                              --------------------
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)

                                   Copies to:

                             ERIC E. MILLER, ESQUIRE
                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                           PHILADELPHIA, PA 19103-7098

            Approximate Date of Proposed Public Offering: AS SOON AS
         PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED.

--------------------------------------------------------------------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON JANUARY 19, 2001, PURSUANT TO RULE 488.

TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST, WITHOUT PAR VALUE, OF THE NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND - CLASS A, NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND - CLASS B AND NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND - CLASS D. NO FILING FEE IS DUE BECAUSE THE REGISTRANT IS RELYING ON SECTION 24(f) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

           IMPORTANT NOTICE: PLEASE COMPLETE THE ENCLOSED PROXY BALLOT
                       AND RETURN IT AS SOON AS POSSIBLE.



                             NATIONWIDE MUTUAL FUNDS

                 NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
                NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428



                                                                January __, 2001

Dear Valued Shareholder:

         Enclosed is a Notice of a Special Meeting of Shareholders (the "Meeting") of the Nationwide Long-Term U.S. Government Bond Fund and the Nationwide Intermediate U.S. Government Bond Fund (each a "Fund," and, collectively, the "Funds") series of Nationwide Mutual Funds, an Ohio business trust (the "Trust"). The Meeting is scheduled for February 22, 2001, at 10:30 a.m., Eastern time, at the Jeffers Auditorium, One Nationwide Plaza, Columbus, Ohio 43215. The accompanying materials describe an important proposal that may affect the future of your Fund(s), and also contain your proxy statement and proxy card/voting instruction form. When you provide us with your proxy card/voting instruction form, it tells us how you wish to vote on the important issue being presented for your consideration at the Meeting. If you complete and sign the proxy card/voting instruction form, we'll vote your shares exactly as you tell us. If you simply sign the proxy/voting instruction form, and do not provide us with voting instructions, your shares will be voted "FOR" the proposed Plan of Reorganization (described below). In addition, the persons designated as proxies will be authorized to vote in their discretion on any other matters that may properly come before the Meeting. We ask that you review this document and vote using the enclosed proxy card/voting instruction form. If shareholders return their proxy cards/voting instruction forms promptly, we may be able to avoid making additional mailings.

              PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND RETURN THE
                               ENCLOSED PROXY CARD

         The Board of Trustees of the Trust unanimously recommends that you approve a Plan of Reorganization that would result in the various classes of shares of the Nationwide Long-Term U.S. Government Bond Fund series (the "Long-Term Fund") of the Trust, in effect, being exchanged for the corresponding classes of shares of the Nationwide Intermediate U.S. Government Bond Fund series (the "Intermediate Fund") of the Trust. If the shareholders of both the Long-Term Fund and the Intermediate Fund approve the proposal, shareholders of the Long-Term Fund will receive shares of the corresponding class of the Intermediate Fund equal in value to the shares they own in that class of the Long-Term Fund immediately prior to the reorganization. After the reorganization, those shareholders will no longer be shareholders of the Long-Term Fund, and instead will be shareholders of the Intermediate Fund.

         The Board of Trustees is recommending that you approve the Plan of Reorganization and resulting transaction for the following reasons:

                  o The shareholders of both the Long-Term and Intermediate Funds should benefit from the greater efficiencies that can result from an investment in a larger fund; and

                  o Both Funds have identical investment objectives and are managed very similarly, and the Board of Trustees and the Funds' investment adviser do not believe that it is desirable or in the best interests of shareholders to maintain two funds that are so similar when demand for U.S. government bond funds is generally weak.

                  o        Both Funds are managed by Villanova Mutual Fund
                           Capital Trust.

         The proposed transaction is intended to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended, as further described in the accompanying Prospectus/Proxy Statement, which means that shareholders of the Long-Term Fund would not have a taxable gain or loss on the exchange of their shares.

            THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS
                    THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

                  |_| To ensure that your vote is counted, indicate your position on the enclosed proxy card.

                  |_|      Sign and return your card promptly.

                  |_| If you determine at a later date that you wish to attend the Meeting, you may revoke your proxy and vote in person.

         If you have any account specific questions, please call the Trust at 1-800-848-0920. If you have any questions relating to the accompanying Prospectus/Proxy Statement or need assistance voting your shares, please call our proxy solicitor, Shareholder Communications Corporation, at 1-877-389-8650. Thank you for your prompt attention to this matter.

                                   Sincerely,



                                  Joseph J. Gasper
                                  Chairman
                                  Nationwide Mutual Funds

                                PRELIMINARY COPY

                             NATIONWIDE MUTUAL FUNDS
                 NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
                NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         SCHEDULED FOR FEBRUARY 22, 2001


To the Shareholders of the Nationwide Long-Term U.S. Government Bond Fund and the Nationwide Intermediate U.S. Government Bond Fund:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of the Nationwide Long-Term U.S. Government Bond Fund (the "Long-Term Fund") and the Nationwide Intermediate U.S. Government Bond Fund (the "Intermediate Fund") (each a "Fund," and, collectively, the "Funds"), both series of Nationwide Mutual Funds, an Ohio business trust (the "Trust"), will be held at the Jeffers Auditorium, One Nationwide Plaza, Columbus, Ohio 43215, on February 22, 2001 at 10:30 a.m., Eastern time. The Meeting is being called for the following purposes:

         1. To approve or disapprove a Plan of Reorganization with respect to the Long-Term Fund and the Intermediate Fund, that provides for the acquisition by the Intermediate Fund of substantially all of the assets subject to the liabilities of the Long-Term Fund in exchange solely for Class A shares, Class B shares and Class D shares of the Intermediate Fund, followed by the distribution pro rata of such shares to the shareholders of the Long-Term Fund holding the corresponding class of shares of the Long-Term Fund in complete liquidation and dissolution of the Long-Term Fund.

         2. To transact such other business as may properly come before the Meeting or any adjournment thereof.

         The attached Prospectus/Proxy Statement provides more information about the transaction contemplated by the Plan of Reorganization. A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         Shares of a Fund may be purchased by separate accounts of Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company (collectively, "Nationwide") to fund benefits payable under certain variable annuity contracts and variable life insurance policies ("variable contracts"). With respect to such separate accounts, Nationwide hereby solicits and agrees to vote at the Meeting shares of the Funds which are held by separate accounts in accordance with instructions timely received from owners of the variable contracts. With respect to other shareholders, the Trustees of the Trust are soliciting your votes.

         If you are a shareholder of record at the close of business on December 18, 2000, you have the right to direct the persons listed on the enclosed proxy card regarding how your shares in the Fund(s) should be voted. If you are a variable contract owner of record at the close of business on December 18, 2000, you have the right to instruct Nationwide regarding how the Fund shares attributable to your variable contract should be voted. To assist you, a proxy card or a proxy card/voting instruction form is enclosed.

                                         By Order of the Board of Trustees,


                                         ________________________________
                                         Kevin S. Crossett
                                         Secretary
                                         Nationwide Mutual Funds


January __, 2001


              TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO
                      SAVE THE EXPENSE OF FURTHER MAILINGS,
       THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN
       THE ENCLOSED PROXY CARD OR VOTING INSTRUCTION FORM IN THE ENCLOSED
       POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR
         SIGNED PROXY CARD OR VOTING INSTRUCTION FORM PROMPTLY SO THAT A
                             QUORUM MAY BE ENSURED.

    YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU
                            OWNED ON THE RECORD DATE.

                           PROSPECTUS/PROXY STATEMENT
                                TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                               ----

COVER PAGE.................................................................................................   Cover
SUMMARY  ..................................................................................................
         What proposal am I voting on?.....................................................................
         How will the shareholder voting be handled?.......................................................
         When will the Reorganization become effective?....................................................
         What will happen to accounts of the Long-Term Fund shareholders after the Reorganization?......................................................................
         What are the general tax consequences of the Reorganization?......................................
COMPARISONS OF SOME IMPORTANT FEATURES.....................................................................
         How do the investment objectives, principal strategies and policies of the Funds compare?.........
         What are the principal risks of investments in the Funds?.........................................
         Who manages the Funds?............................................................................
         What are the fees and expenses of each Fund and what might they be after the
                  Reorganization?..........................................................................
         Where can I find more performance and financial information about the Funds?......................
         What are other key features of the Funds?.........................................................
REASONS FOR THE REORGANIZATION.............................................................................
INFORMATION ABOUT THE REORGANIZATION.......................................................................
         How will the Reorganization be carried out?.......................................................
         Who will pay the expenses of the Reorganization?..................................................
         What are the tax consequences of the Reorganization?..............................................
         What should I know about the shares of the Intermediate Fund?.....................................
         What is the capitalization of the Funds, and what might the capitalization be after the Reorganization?......................................................................
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES...............................................
         Are there any significant differences between the investment objectives and principal strategies of the Funds?.................................................................
         How do the types of securities the Funds buy and the investment policies of the Funds compare?....................................................................
         What are the principal risks associated with an investment in the Funds?..........................
         How to the fundamental investment restrictions of the Funds compare?..............................
VOTING INFORMATION.........................................................................................
         How many votes are necessary to approve the Plan?.................................................
         How do I ensure my vote is accurately recorded?...................................................
         Can I revoke my proxy?............................................................................
         What other matters will be voted upon at the Meeting?.............................................
         Who is entitled to vote?..........................................................................
         What other solicitations will be made?............................................................
         Are there dissenters' rights?.....................................................................
MORE INFORMATION ABOUT THE TRUST...........................................................................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES............................................................
EXHIBIT TO PROSPECTUS AND PROXY STATEMENT..................................................................
         EXHIBIT A - PLAN OF REORGANIZATION................................................................    A-1
         EXHIBIT B - PERFORMANCE AND FINANCIAL INFORMATION ABOUT THE FUNDS.................................    B-1
         NATIONWIDE MUTUAL FUNDS COMBINED PROSPECTUS, DATED MARCH 1, 2000 (ENCLOSED)

                           PROSPECTUS/PROXY STATEMENT
                             DATED JANUARY 19, 2001

      ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS AND LIABILITIES OF THE
                 NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND,
                                   A SERIES OF
                             NATIONWIDE MUTUAL FUNDS

                               BY AND IN EXCHANGE
                                       FOR
                CLASS A SHARES, CLASS B SHARES AND CLASS D SHARES
                                     OF THE
               NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND,
                                ALSO A SERIES OF
                             NATIONWIDE MUTUAL FUNDS
                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                                 1-800-848-0920


         This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of the Nationwide Long-Term U.S. Government Fund (the "Long-Term Fund") and the Nationwide Intermediate U.S. Government Bond Fund (the "Intermediate Fund"), each a series of Nationwide Mutual Funds (the "Trust"). The shareholders of each of the Long-Term Fund and the Intermediate Fund (together, the "Funds") are being asked to approve a Plan of Reorganization (the "Plan"). If shareholders of both Funds vote to approve the Plan, substantially all the assets and liabilities of the Long-Term Fund will be acquired by the Intermediate Fund in exchange for shares of the Nationwide Intermediate U.S. Government Bond Fund - Class A ("Intermediate Fund Class A Shares"), Nationwide Intermediate U.S. Government Bond Fund - Class B ("Intermediate Fund Class B Shares") and Nationwide Intermediate U.S. Government Fund - Class D ("Intermediate Fund Class D Shares"). (The Intermediate Fund Class A Shares, Intermediate Fund Class B Shares and Intermediate Fund Class D Shares are, collectively, referred to as the "Intermediate Fund Shares.")

         The Meeting will be held at the Jeffers Auditorium, One Nationwide Plaza, Columbus, Ohio 43215, on February 22, 2001, at 10:30 a.m., Eastern time. This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies from shareholders of record on December 18, 2000 (the "Record Date"), by the Board of Trustees on behalf of the Funds, and of voting instructions by Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, "Nationwide") from owners of certain variable annuity contracts and variable insurance policies (collectively, "variable contracts") having contract values on the Record Date allocated to a subaccount of a Nationwide separate account invested in shares of the Funds. This Prospectus/Proxy Statement and forms of proxy card or proxy card/voting instructions will be first sent to shareholders of the Funds on or about January __, 2001.

         If shareholders of both Funds vote to approve the Plan, shareholders of the Long-Term Fund will receive Intermediate Fund Shares as follows:

          CURRENT SHARES                           NEW SHARES
          --------------                           ----------

          Long-Term Fund - Class A                 Intermediate Fund - Class A

          Long-Term Fund - Class B                 Intermediate Fund - Class B

          Long-Term Fund - Class D                 Intermediate Fund - Class D

(The Long-Term Fund-Class A shares, Long-Term Fund-Class B shares and Long-Term Fund-Class D shares are, collectively, referred to as the "Long-Term Fund Shares.") The Intermediate Fund Shares that shareholders of the Long-Term Fund will receive will be equal in value immediately after the reorganization to the Long-Term Fund Shares they hold immediately prior to the reorganization as described in this Prospectus/Proxy Statement. In the event that shareholders of both Funds vote to approve the Plan, it is currently anticipated that the reorganization of the Long-Term Fund will occur on or about February __, 2001. Pursuant to the Plan, the Long-Term Fund will then be liquidated and dissolved.

         The management of the Trust is proposing the reorganization because of the similarity of the Funds' current operations, and the efficiencies and lower overall expenses of the Intermediate Fund that are expected to result after the reorganization.

         The investment objectives of the Long-Term Fund and the Intermediate Fund are identical - to seek as high a level of current income as is consistent with the preservation of capital. Also, the Funds have substantially similar investment strategies. The primary differences between the Funds' principal investment strategies relate to: (i) the average weighted maturities of the Funds' investment portfolios, and (ii) the duration of the Funds' portfolio securities. Average weighted maturity refers to the average of the maturities of all debt securities held in a Fund's investment portfolio. Duration is a measure of the expected life of a debt security on a present value basis, reflecting both interest and principal payments. Both average weighted maturity and duration are designed to measure sensitivity to changes in interest rates.

         This Prospectus/Proxy Statement contains the information about the proposed reorganization contemplated by the Plan and about the Intermediate Fund Shares that will be issued if the Plan is implemented, which holders of the Long-Term Fund Shares should know before approving the Plan and thereby investing in the Intermediate Fund Shares. You should retain this Prospectus/Proxy Statement for future reference. This Prospectus/Proxy Statement is accompanied by the Nationwide Mutual Funds Combined Prospectus, dated March 1, 2000, as supplemented from time to time, which is incorporated by reference into this Prospectus/Proxy Statement. Statements of Additional Information for the Funds, dated September 1, 2000 (relating to the Nationwide Mutual Funds Combined Prospectus, dated March 1, 2000, as supplemented from time to time) (File Nos. 333-40455, 811-08495) and January 19, 2001 (relating to this Prospectus/Proxy Statement), each containing additional information, have been filed with the U.S. Securities and Exchange Commission (the "SEC"), and are incorporated herein by reference. You may request copies of the Statements of Additional Information without charge by calling 1-800-848-0920 or by writing to the Trust at P.O. Box 1492, Columbus, Ohio 43216-1492.

         The Nationwide Mutual Funds Combined Annual Report to Shareholders, dated October 31, 2000 (the "Annual Report"), relating to the Funds, has also been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement. You may request a copy of the Annual Report without charge by contacting the Trust at the phone number or address given above.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

         This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (which is attached as Exhibit A), the performance and financial information about the Funds (which is attached as Exhibit B) and the Nationwide Mutual Funds Combined Prospectus relating to the Funds (enclosed).

WHAT PROPOSAL AM I VOTING ON?

         You are being asked to consider and approve the Plan that will have the effect of combining the Long-Term Fund with the Intermediate Fund. At a meeting held on December 15, 2000, the Board of Trustees of the Trust, on behalf of the Funds, approved the Plan and determined to recommend that shareholders of the Long-Term Fund and the Intermediate Fund vote to approve the Plan. If shareholders of both Funds vote to approve the Plan, substantially all of the assets and liabilities of the Long-Term Fund will be transferred to the Intermediate Fund in exchange for Intermediate Fund Shares of equal value. The Intermediate Fund Shares will then be distributed pro rata to the holders of the Long-Term Fund Shares, and the Long-Term Fund will be liquidated and dissolved. (The proposed reorganization contemplated by the Plan is referred to in this Prospectus/Proxy Statement as the "Reorganization.") As a result of the Reorganization, shareholders of the Long-Term Fund will become shareholders of the Intermediate Fund. If you are a shareholder of the Long-Term Fund, this means that, upon completion of the Reorganization, your shares of the Long-Term Fund will, in effect, be exchanged for an equal value of the corresponding class of shares of the Intermediate Fund immediately prior to the Reorganization. If you were a shareholder of the Intermediate Fund prior to the Reorganization, your interest in the Intermediate Fund will not be affected by the Reorganization.

         For the reasons set forth in the "Reasons for the Reorganization" section, the Board of Trustees of the Trust has determined that the Reorganization is in the best interests of the shareholders of the Long-Term Fund and the Intermediate Fund. The Board of Trustees of the Trust also concluded that no dilution in value would result to the shareholders of either Fund as a result of the Reorganization.

                        THE BOARD OF TRUSTEES RECOMMENDS
                        THAT YOU VOTE TO APPROVE THE PLAN

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

         Shareholders who own shares of the Funds at the close of business on December 18, 2000, will be entitled to notice of and to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. With respect to shares of the Funds held through Nationwide separate accounts, Nationwide will vote the shares of each Fund at the Meeting in accordance with instructions timely received from persons entitled to give voting instructions under the variable contracts. Nationwide will vote shares attributable to variable contracts as to which no voting instructions are received in proportion (for, against or abstain) to those for which instructions are timely received. If a duly executed and dated voting instruction form is received that does not specify a choice, Nationwide will consider its timely receipt as an instruction to vote "FOR" the Reorganization. Variable contract owners may revoke previously submitted voting instructions given to Nationwide at any time prior to the Meeting by submitting to Nationwide subsequently dated voting instructions, delivering to Nationwide a written notice of revocation or otherwise giving notice of revocation at the Meeting, in all cases prior to the exercise of the authority granted in the voting instruction form.

         With respect to shares of the Funds held by shareholders, shares will be voted in accordance with the instructions contained in the signed and dated proxy cards. If a duly executed and dated proxy card is received that does not specify a choice, the shares will be voted "FOR" the Reorganization and in accordance with the views of management upon any other matters that may come before the Meeting or adjournment of the Meeting. Shareholders may revoke previously submitted proxy cards at any time prior to the Meeting by: (i) submitting to the Trust a subsequently dated proxy card, (ii) delivering to the Trust a written notice of revocation or (iii) otherwise giving notice of revocation at the Meeting. In all cases, any action to revoke a proxy must be taken before the authority granted in the proxy card is exercised. If Shares are held in an account at a brokerage firm or bank, the shareholder should contact such brokerage firm or bank to change his or her vote.

         To approve the Plan, a majority of the outstanding shares of the Long-Term Fund and a majority of the outstanding shares of the Intermediate Fund must be voted in favor of it.

         Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone through Shareholder Communications Corporation. If you vote by either method, your votes will be officially cast at the Meeting by the persons appointed as proxies.

         You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

WHEN WILL THE REORGANIZATION BECOME EFFECTIVE?

         The Reorganization is currently anticipated to occur on or about February __, 2001, assuming shareholder and regulatory approval is obtained. Shortly after the Reorganization has been completed, shareholders of the Long-Term Fund will receive new account information relating to their new ownership of Intermediate Fund Shares.

WHAT WILL HAPPEN TO ACCOUNTS OF THE LONG-TERM FUND SHAREHOLDERS AFTER THE REORGANIZATION?

         Upon approval and closing of the Reorganization, the accounts of shareholders of the Long-Term Fund will automatically be transferred to the Intermediate Fund. After the Reorganization, shareholders of the Long-Term Fund will be assigned a new account at the Intermediate Fund, and the Long-Term Fund shareholder accounts will be closed. This process will occur automatically, with no action required by shareholders of the Long-Term Fund.

         Various types of account servicing features currently available to Long-Term Fund shareholders, such as systematic purchase and withdrawal plans, will transfer automatically to the new Intermediate Fund shareholder accounts. Following the Reorganization, shareholders of the Long-Term Fund will enjoy the same array of account options as they do presently as shareholders of the Long-Term Fund.

WHAT ARE THE GENERAL TAX CONSEQUENCES OF THE REORGANIZATION?

         It is expected that shareholders of the Long-Term Fund will not recognize any gain or loss, for federal income tax purposes, as a result of the exchange of their Long-Term Fund Shares for Intermediate Fund Shares. If you are a Long-Term Fund shareholder, however, you should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances. You also should consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Reorganization, please see the section "Information about the Reorganization - What are the tax consequences of the Reorganization?"

                      COMPARISON OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND POLICIES OF THE FUNDS COMPARE?

         The investment objectives of the Long-Term Fund and the Intermediate Fund are identical: to seek as high a level of current income as is consistent with the preservation of capital. In attempting to achieve its objective, each Fund seeks an attractive risk-adjusted total return with an emphasis on current income. Both the Long-Term Fund and the Intermediate Fund, in seeking to achieve their goals, invest at least 65% of their respective total assets in U.S. government and agency bonds, bills and notes. Additionally, both Funds may invest in mortgage-backed securities. The investment objectives of the Funds are non-fundamental, which means that the Board of Trustees of the Trust may change the Funds' investment objectives without shareholder approval.

         While the investment policies and strategies of the Long-Term Fund and the Intermediate Fund are substantially similar, they are not identical. The principal differences in the primary investment strategies and policies of the Long-Term Fund and the Intermediate Fund are: (i) the average weighted maturities of the Funds' investment portfolios, and (ii) the duration of the Funds' portfolio securities.

         The average weighted maturity of a Fund reflects the average of the stated or effective maturities of the debt securities held in the Fund's investment portfolio, with each security's maturity being "weighted" according to the percentage of assets that the security represents. The average weighted maturities of the Funds are a general measure of the Funds' exposure to changes in interest rates (i.e., bond prices rise when interest rates fall, and bond prices fall when interest rates rise). The dollar-weighted average portfolio maturity of the Long-Term Fund is generally more than seven years, while the dollar-weighted average portfolio maturity for the Intermediate Fund is three to seven years. Generally, the longer a Fund's average weighted maturity, the higher its risk/return potential, because longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Following the Reorganization, it is anticipated that the dollar-weighted average portfolio maturity of the Intermediate Fund will be modified to five to nine years.

         Duration is another calculation that seeks to measure the sensitivity of the Funds' net asset values to changes in interest rates. It is a measure of the expected life of a debt security on a present value basis, and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or expected to be received, and weights them by the present values of the cash to be received at each future point in time. It demonstrates how a 1% change in interest rates - whether up or down - will affect the Funds' net asset values. The Long-Term Fund has a duration similar to that of the Lehman Brothers Government Bond Long-Term Index, which historically has been nine to twelve years. The Intermediate Fund's portfolio duration is shorter, typically in the range of three to six years. So, if the Long-Term Fund has a duration of nine years, the Fund would be expected to gain 9% in value if interest rates fall by 1%, and lose 9% in value if interest rates rise by 1%. Following the Reorganization, it is anticipated that the duration of the Intermediate Fund will be modified to four to six years.

WHAT ARE THE PRINCIPAL RISKS OF INVESTMENTS IN THE FUNDS?

         Investments in the Long-Term Fund and the Intermediate Fund involve risks common to most mutual funds-the net asset value and total return of each of the Long-Term Fund and the Intermediate Fund will depend upon changes in the value of, and income produced by, their portfolio securities. There is no guarantee against losses (including the loss of principal) resulting from an investment in the Long-Term Fund or the Intermediate Fund, and no guarantee that either the Long-Term Fund or the Intermediate Fund will achieve its investment objective. The Long-Term Fund and the Intermediate Fund are subject to the risk that the Funds' investment adviser may make poor investment decisions, either regarding market movements or specific securities issuers. An investment in the Long-Term Fund or the Intermediate Fund is not, by itself, a complete or balanced investment program.

         The Long-Term Fund and the Intermediate Fund are also subject to the risks presented by investing in fixed income securities. For example, both Funds are subject to interest rate risk - the risk that rising interest rates will lower the prices of the fixed income securities held in the Funds' portfolios. Because of the longer duration of the Long-Term Fund, the shares of the Long-Term Fund may tend to exhibit more volatility, as a result of changing interest rates, than shares of the Intermediate Fund. The Long-Term Fund is also more susceptible to inflation risk than the Intermediate Fund. Inflation risk causes the value of the fixed income securities held in the Funds' portfolios to fall as inflation rises.

         While the Long-Term Fund and the Intermediate Fund are generally subject to less credit risk than fixed income funds that invest primarily in non-U.S. government securities, the Funds are still subject to the risk that an issuer of a portfolio security that is not backed by the full faith and credit of the U.S. government held by the Funds may default. In that event, the Long-Term Fund and/or the Intermediate Fund may not be able to collect interest and principal on such defaulted issues.

         Because both the Long-Term Fund and the Intermediate Fund may invest in mortgage-backed securities, the Funds also are subject to the risk that the prepayment of principal on these securities may have a negative impact on the Funds' investment performance. Additionally, the Funds are subject to extension risk, which is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates. In such circumstances, the expected maturity of portfolio securities may increase.

         For more information about the risks of the Funds, see "What are the principal risks associated with investments in the Funds?" under the heading "Comparison of Investment Objectives, Strategies and Policies" in this Prospectus/Proxy Statement.

WHO MANAGES THE FUNDS?

         The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of the Trust. The Board of Trustees formulates and reviews the general policies regarding the operation of the Trust, and directs the officers to perform the daily functions on behalf of the Funds. The Board of Trustees meets periodically to review the performance, investment activity and investment practices of the Funds.

         The Trust was organized as an Ohio business trust on October 30, 1997, and it is registered with the SEC. The Trust is authorized to issue an unlimited number of shares of beneficial interest. Presently, there are thirty-seven separate series of the Trust, including the Funds. The Funds are diversified, open-end, registered management investment company series, commonly referred to as "mutual funds."

         Villanova Mutual Fund Capital Trust ("VMF") is the investment adviser for each Fund, and, as such, manages the assets and makes investment decisions for both the Long-Term Fund and the Intermediate Fund in accordance with the policies and procedures established by the Board of Trustees of the Trust.

         Mr. Gary Hunt is the portfolio manager for both Funds. Mr. Hunt joined Nationwide Advisory Services, Inc., predecessor investment adviser to VMF, in 1992 as a securities analyst. Mr. Hunt served as a co-portfolio manager for each Fund from March 1997 to May 1999. Mr. Hunt assumed primary responsibility for each Fund's investments in May 1999.

         VMF, a Delaware business trust organized in 1999, is a wholly owned subsidiary of Villanova Capital, Inc. ("VCI"), 97% of the common stock of which in turn is held by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights, enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), each of which is a mutual company owned by its policyholders.

         Prior to September 1, 1999, Nationwide Advisory Services, Inc. ("NAS") served as the investment adviser to the Funds. Effective September 1, 1999, the investment advisory services previously performed for the Funds by NAS were transferred to VMF, an affiliate of NAS, and an indirect subsidiary of NFS. There were no changes in the fees charged for investment advisory services provided to the Funds as a consequence of this transfer.

         For the services provided under the Investment Advisory Agreement between the Trust and VMF, VMF receives an annual fee, paid monthly, based on the average daily net assets of each Fund, according to the following fee schedule:

      ASSETS OF EACH FUND                              INVESTMENT ADVISORY FEE
      -------------------                              -----------------------
      Up to $250 million                                          0.50%
      $250 million and more, but less than $1 billion             0.475%
      $1 billion and more, but less than $2 billion               0.45%
      $2 billion and more, but less than $5 billion               0.425%
      $5 billion and more                                         0.40%


For the fiscal year ended October 31, 2000, VMF voluntarily waived a portion of its fees and reimbursed certain expenses in order to limit the annual fund operating expenses of the Long-Term Fund and the Intermediate Fund (as applicable) to: 0.99% of the Class A Shares of the Intermediate Fund, and 1.04% of the Class A Shares of the Long-Term Fund; 1.64% of the Class B Shares of the Long-Term Fund; and 0.79% of the Class D Shares of the Long-Term Fund. As a consequence, after taking into account the applicable waivers and reimbursements, the total management fees paid by the Funds to VMF for its advisory services for the fiscal year ended October 31, 2000, expressed as a percentage of the Funds' average daily net assets, were equal to 0.45% and 0.47% of the Long-Term Fund and the Intermediate Fund, respectively. VMF has contractually agreed to continue to so limit the expenses of the Intermediate Fund, following the Reorganization, for the period from March 1, 2001 through at least March 1, 2002.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE REORGANIZATION?

FEES AND EXPENSES - The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds, as well as the pro forma fees and expenses of the Intermediate Fund after the Reorganization.

                                 FEE TABLES FOR
                  THE LONG-TERM FUND AND THE INTERMEDIATE FUND

A.  CLASS A SHARES


                                                                      Actual                          Pro forma
                                                      ---------------------------------------    Intermediate Fund -
                                                       Long-Term Fund -      Intermediate           Class A After
                                                            Class A         Fund - Class A          Reorganization
                                                            -------         --------------          --------------
SHAREHOLDER FEES(1)
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................          4.50%(2)            4.50%(2)                4.50%(2)
   Maximum Deferred Sales Charge (Load)...........           None(3)             None(3)                 None(3)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
       Management Fees............................          0.50%               0.50%                   0.50%
       Distribution (12b-1) Fees..................          0.25%               0.25%                   0.25%
       Other Expenses.............................          0.33%               0.34%                   0.30%
       Total Annual Fund Operating Expenses.......          1.08%(4)            1.09%(5)                1.05%(6)
       Total Waivers of Fund Expenses.............          0.04%               0.10%                   0.06%
       Total Annual Fund Operating Expenses.......
       (After Waivers and Expense Limitations)....          1.04%               0.99%                   0.99%



B.  CLASS B SHARES


                                                                      Actual                          Pro forma
                                                      ---------------------------------------     Intermediate Fund
                                                       Long-Term Fund -      Intermediate          - Class B After
                                                            Class B         Fund - Class B          Reorganization
                                                            -------         --------------          --------------
SHAREHOLDER FEES(1)
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................           None                None                    None
   Maximum Deferred Sales Charge (Load)...........          5.00%(7)            5.00%(7)                5.00%(7)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
       Management Fees............................          0.50%               0.50%                   0.50%
       Distribution (12b-1) Fees..................          0.85%               0.85%                   0.85%
       Other Expenses.............................          0.34%               0.28%                   0.20%
       Total Annual Fund Operating Expenses.......          1.69%               1.63%                   1.55%(6)
       Total Waivers of Fund                                0.05%               0.00%                   0.00%
         Expenses.................
       Total Annual Fund Operating Expenses.......
       (After Waivers and Expense Limitations)....          1.64%               1.63%                   1.55%


C.  CLASS D SHARES


                                                                      Actual                             Pro forma
                                                      ---------------------------------------       Intermediate Fund
                                                       Long-Term Fund -      Intermediate            - Class D After
                                                            Class D         Fund - Class D            Reorganization
                                                            -------         --------------            --------------
SHAREHOLDER FEES(1)
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................          4.50%(2)            4.50%(2)                  4.50%(2)
   Maximum Deferred Sales Charge (Load)...........           None                None                      None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
   Management Fees................................          0.50%               0.50%               0.50%
   Distribution (12b-1) Fees......................           None               None                 None
   Other Expenses.................................          0.34%               0.28%               0.22%
   Total Annual Fund Operating Expenses...........          0.84%(4)            0.78%(5)            0.72%(4)
   Total Waivers of Fund Expenses.................          0.05%               0.00%               0.00%
   Total Annual Fund Operating Expenses...........
   (After Waivers and Expertise Limitations)......          0.79%               0.78%               0.72%


(1) If you buy and sell shares through a broker or other financial intermediary, such broker or financial intermediary may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares and Class D shares decreases. For more information, refer to "Buying, Selling and Exchanging Fund Shares - Buying Shares - Class A and Class D Sales Charges" in the Nationwide Mutual Funds' Combined Prospectus, which accompanies this Prospectus/Proxy Statement.

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) VMF has agreed voluntarily to waive its fees or to reimburse "Other Expenses" (to the extent necessary) so that Total Annual Fund Operating Expenses will not exceed 1.04% on Class A Shares, 1.64% on Class B Shares and 0.79% on Class D Shares, until further written notice. These waivers by VMF, along with the net expenses the Long-Term Fund actually paid through October 31, 2000, were: Class A Shares (Total Waivers of Fund Expenses of 0.04%, and Total Annual Fund Operating Expenses (After Waivers and Expense Limitations) of 1.04%); Class B Shares (Total Waivers of Fund Expenses of 0.05%, and Total Annual Fund Operating Expenses (After Waivers and Expense Limitations) of 1.64%); and Class D Shares (Total Waivers of Fund Expenses of 0.05%, and Total Annual Fund Operating Expenses (After Waivers and Expense Limitations) of 0.79%). These voluntary waivers and expense limitations are not reflected in the table above.

(5) VMF has agreed voluntarily to waive its fees or to reimburse "Other Expenses" (to the extent necessary) so that Total Annual Fund Operating Expenses would not exceed 0.99% on Class A Shares, 1.64% on Class B Shares and 0.79% on Class D Shares. These waivers, along with the net expenses of the Intermediate Fund actually paid through October 31, 2000, were: Class A Shares (Total Waivers of Fund Expenses of 0.10%, and Total Annual Fund Operating Expenses (After Waivers and Expense Limitations) of 0.99%). There were no waivers of Fund Expenses for the Class B and Class D Shares of the Intermediate Fund. Actual Total Fund Operating Expenses were 1.63% for the Class B Shares and 0.78% for the Class D Shares. Beginning March 1, 2001, VMF has contractually agreed to waive a portion of its fees or to reimburse "Other Expenses" (to the extent necessary) to limit the Intermediate Fund's expenses. Neither the voluntary waivers and expense limitations through October 31, 2000, nor the contractual waivers and expense limitations through February 28, 2002, are reflected in the table above.

(6) Beginning March 1, 2001, VMF has contractually agreed to waive a portion of its fees or to reimburse "Other Expenses" (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) (to the extent necessary) so that Total Annual Fund Operating Expenses will not exceed 0.99% of Class A shares, 1.64% of Class B shares, and 0.79% of Class D shares, respectively, whether the Reorganization is complete or not. Without such adjustments, the Total Annual Fund Operating Expenses would be 1.05% for Class A shares. Any fee reduction or expense reimbursement has the effect of increasing the Long-Term Fund's and the Intermediate Fund's performance for the period during which the reduction or reimbursement was in effect and may not be recouped at a later date. There is no assurance that these fee waivers and expense reimbursements will continue after March 1, 2002.

(7) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares - Selling Shares - Contingent Deferred Sales Charge (CDSC) on Class A and Class B Shares," in the Nationwide Mutual Funds Combined Prospectus, which accompanies this Prospectus/Proxy Statement.


EXAMPLES

         The following Examples are intended to help you compare the cost of investing in the Fund whose shares you currently own, with the cost of investing in the Intermediate Fund if the proposed Reorganization is approved. The Example for each of the Long-Term Fund and the Intermediate Fund, presented separately, assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Pro forma Intermediate Fund Example assumes that you invest $10,000 in the Intermediate Fund after the Reorganization. Each Example assumes that your investment has a 5% return each year.

         The calculations in the Examples for the Long-Term Fund and the Intermediate Fund (prior to the Reorganization) assume operating expenses to be BEFORE WAIVERS AND REIMBURSEMENTS as presented in the preceding Fee Tables. As described in note 6 to the Fee Table, pursuant to a contractual commitment, a portion of the operating expenses of the Intermediate Fund will be waived or reimbursed during the one-year period starting March 1, 2001. The calculations in the Examples of the expenses for the Pro forma Intermediate Fund (after the Reorganization), for the first year, assume operating expenses to be AFTER WAIVERS AND REIMBURSEMENTS during the one-year period after March 1, 2001. The calculations in the Examples of the expenses for the Pro forma Intermediate Fund (after the Reorganization), for the 3-, 5-, and 10-year periods assume operating expenses to be BEFORE WAIVERS AND REIMBURSEMENTS as presented in the preceding Fee Tables.


Class A Shares                                          1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
Long-Term Fund                                           $555           $778           $1,019           $1,708
Intermediate Fund                                        $556           $781           $1,024           $1,719
Pro forma Intermediate Fund (after the                   $546           $763           $  998           $1,670
Reorganization)

Class B Shares                                          1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
Long-Term Fund                                           $672           $833           $1,118           $1,760
Intermediate Fund                                        $666           $814           $1,087           $1,721
Pro forma Intermediate Fund (after the                   $658           $790           $1,045           $1,648
Reorganization)

Class D Shares                                          1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
Long-Term Fund                                           $532           $706            $895            $1,440
Intermediate Fund                                        $526           $688            $864            $1,373
Pro forma Intermediate Fund (after the                   $520           $670            $833            $1,304
Reorganization)

         You would pay the following expenses on the same investment if you did not sell your shares:



Class B Shares                                          1 Year        3 Years         5 Years          10 Years
--------------                                          ------        -------         -------          --------
Long-Term Fund                                           $172           $553            $918            $1,760
Intermediate Fund                                        $166           $514            $887            $1,721
Pro forma Intermediate Fund (after the                   $158           $490            $845            $1,648
Reorganization)


         THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. Each of the Long-Term Fund and the Intermediate Fund pays its operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account.

         The expenses of each of the Long-Term Fund and the Intermediate Fund are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.

WHERE CAN I FIND MORE PERFORMANCE AND FINANCIAL INFORMATION ABOUT THE FUNDS?

         For the Long-Term Fund and the Intermediate Fund, a discussion of each Fund's performance during the fiscal year ended October 31, 2000 is contained in Exhibit B to this Prospectus/Proxy Statement, entitled "Performance and Financial Information about the Funds." In addition, per share income information for the past five fiscal years for both Funds is shown in Exhibit B, under the headings "Financial Highlights." More financial information about the Long-Term Fund and the Intermediate Fund is contained in the Nationwide Mutual Funds Combined Annual Report to Shareholders (the "Annual Report"), which is incorporated by reference into the Statement of Additional Information to this Prospectus/Proxy Statement. The Annual Report is available upon request. The Statement of Additional Information relating to this Prospectus/Proxy Statement also contains more financial and historical performance information about the Long-Term Fund and the Intermediate Fund.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

         The Funds use the same service providers for the following services:

         Transfer Agency and Custody Services

         Nationwide Investors Services, Inc. ("NISI") serves as the transfer agent and dividend disbursing agent for each Fund. NISI is a wholly-owned subsidiary of Villanova SA Capital Trust ("VSA"), a wholly-owned subsidiary of VCI. BISYS Fund Services Ohio, Inc. ("BISYS"), as the sub-transfer agent for NISI, provides certain transfer agent services for the Funds The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, is the custodian for both Funds and makes all receipts and disbursements for the Funds.

         Fund Administration Services

         VSA provides the various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Trust's Board of Trustees. BISYS provides certain of these services through a sub-administration agreement with VSA.

         Distribution Services

         NAS serves as underwriter for each Fund in the continuous distribution of its shares. In its capacity as distributor for each Fund's shares, NAS solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities.

         Distribution and Service Fees

         The Funds have adopted a Distribution Plan (the "12b-1 Plan") under Rule 12b-1 of the 1940 Act, which permits the Funds to compensate NAS, as the Funds' distributor, for expenses associated with distributing the Funds' shares and providing shareholder services. Under the 12b-1 Plan, Class A shares and Class B shares of the Funds pay NAS amounts not exceeding 0.25% of the average daily net assets of the Class A shares of each Fund (for both distribution and shareholder services), and 0.85% of the average daily net assets of the Class B shares of each Fund (0.10% is for shareholder services).

         Distribution expenses paid by NAS may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers as well as payments to broker-dealers for shareholder services. For more information regarding the 12b-1 Plan, please see "Distribution Plan" in the current Statement of Additional Information for the Trust, dated September 1, 2000, which is incorporated by reference into this Prospectus/Proxy Statement.

         Purchases and Redemptions

         The Funds are subject to identical sales charge schedules. The maximum front-end sales charge imposed on purchases of Class A shares and Class D shares of the Funds is 4.50%, with reduced sales charges for purchases of $50,000 or more, and no front-end sales charge imposed on purchases of $25 million or more of the Class D shares of the Funds. The maximum contingent deferred sales charge ("CDSC") imposed on Class B shares of the Funds is 5.00%. This CDSC is reduced, depending on the number of years that you have owned the Class B shares. Class B shares are automatically converted to Class A shares after you have held them for seven years, and the Class B shares to be delivered to the Long-Term Fund shareholders in the Reorganization will convert to Class A shares on the same schedule as conversions would have occurred in the absence of the transaction. Under certain circumstances, employer-sponsored retirement plans investing in Class A shares without a sales charge (other than those investing in the Funds through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year. Shareholders of the Long-Term Fund will not be charged either a front-end sales charge or a CDSC in connection with the Reorganization.

         Each Fund generally requires a minimum initial investment of $1,000 for Class A shares and Class B shares, and a minimum initial investment of $250 for Class D shares. Subsequent investments must generally be in amounts of at least $25.

         You may sell (redeem) your shares in either Fund at any time. You may exchange your shares of either Fund for shares of the same class of any other retail series of the Trust. Because an exchange is technically a sale and purchase of shares, an exchange is a taxable transaction.

         Shares of each Fund may be redeemed at their respective net asset value per share (less any applicable CDSC). Additional information and specific instructions explaining how to buy, sell, and exchange shares of each Fund is contained in the Nationwide Mutual Funds Combined Prospectus, dated March 1, 2000, as supplemented from time to time, under the heading "Buying, Selling and Exchanging Fund Shares." The Nationwide Mutual Funds Combined Prospectus, which accompanies this Prospectus/Proxy Statement and is incorporated by reference, also lists phone numbers for you to call if you have any questions about your account. These phone numbers are the same for both Funds.

         Dividends and Distributions

         Each Fund declares a dividend from its net investment income at the end of each business day, and such dividends are distributed monthly. On the last day of each month, all dividends declared during that month are credited to the accounts of those shareholders. Distributions from capital gains, if any, generally are declared annually by December 31.

         Each Fund automatically reinvests distributions in additional shares of the same share class of the Fund, unless a shareholder selects a different option. Specific instructions explaining how to select a different option are outlined in the enclosed Nationwide Mutual Funds Combined Prospectus, under the heading "Changing Your Distribution Option."

         Distributions from the Funds, whether shareholders receive them in cash or in additional shares, are generally subject to income tax. Each Fund sends shareholders a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions a shareholder received from the Fund in the prior year.

         Ordinary dividends and capital gain distributions that shareholders receive from a Fund, and gains arising from redemptions or exchanges of Fund shares held by shareholders, may also be subject to state and local taxes. The holding of Fund shares may also be subject to state and local intangibles taxes.

         For more information about the tax implications of investments in the Funds, see "Distributions and Taxes" in the Nationwide Mutual Funds Combined Prospectus, which accompanies this Prospectus/Proxy Statement and is incorporated by reference.

                         REASONS FOR THE REORGANIZATION

         In September 1999, VMF assumed responsibilities as the investment adviser for the Trust as part of a reorganization of the asset management activities of Nationwide Financial Services, Inc. Since that time, VMF has been evaluating the manner in which each series of the Trust is currently being managed and determining the most attractive areas of the market in which to invest; as a result, VMF recently recommended to the Trust's Board of Trustees, and the Board of Trustees agreed, that because the current market demand for U.S. government bond funds is weak and the two Funds are managed very similarly, the Funds should be combined to establish a larger fund that has substantially similar investment policies. As part of its analysis, the Board of Trustees recognized that a larger fund may be able to realize certain potential cost savings that could benefit the shareholders of the Funds if the Reorganization is completed. The Reorganization was also recommended to combine similar funds in an effort to eliminate duplication of expenses and internal competition.

         The Plan was presented to the Board of Trustees of the Trust at a meeting held on December 15, 2000. At the meeting, the Board of Trustees reviewed the expense ratios of both Funds and the projected expenses of the combined Funds; the comparative investment performance of the Funds; the compatibility of the investment objectives, policies, restrictions and investments of the Funds; and the tax consequences of the Reorganization. The Board of Trustees also noted that the same portfolio manager manages both Funds, and that the Funds' portfolio manager also manages a similar series of Nationwide Separate Account Trust, another registered investment company. During the course of its deliberations, the Board of Trustees noted that the expenses of the Reorganization will be borne half by the Funds and half by VMF.

         The Board of Trustees concluded that the Reorganization is in the best interests of the shareholders of the Long-Term Fund and the Intermediate Fund, and that no dilution of value would result to the shareholders of either Fund from the Reorganization. The Board of Trustees, including those Trustees who are not "interested persons" (as defined in the 1940 Act), unanimously approved the Plan and recommended that shareholders of the Long-Term Fund and the Intermediate Fund vote to approve the Reorganization.

             FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES
                      OF THE TRUST, ON BEHALF OF EACH FUND,
               UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

         If shareholders of both Funds do not approve the Plan, the Reorganization will not take place, and the Board of Trustees will consider other possible courses of action for the Long-Term Fund.

                      INFORMATION ABOUT THE REORGANIZATION

         This is only a summary of the Plan. You should read the actual Plan, which is attached as Exhibit A.

HOW WILL THE REORGANIZATION BE CARRIED OUT?

         If shareholders of the Long-Term Fund and the Intermediate Fund approve the Plan, the Reorganization will be consummated if certain conditions set out in the Plan are satisfied. These conditions include: the declaration of a distribution by each Fund, prior to the Valuation Date (described below); the receipt of an order from the SEC exempting the transaction contemplated by the Plan from Section 17(a) of the 1940 Act; and receipt of an opinion, in form and substance reasonably satisfactory to the Trust, to the effect that the Reorganization is expected to constitute a tax-free reorganization for federal income tax purposes, as described under "What are the tax consequences of the Reorganization?" in this Prospectus/Proxy Statement.

         The Trust will designate a specific date for the actual Reorganization to take place. This date is referred to as the closing (the "Closing"), which is the business day immediately following the Valuation Date, the date on which the relative value of the Funds and their shares will be measured to determine the number of Intermediate Fund Shares each Long-Term Fund shareholder is entitled to receive in the Reorganization.

         While Long-Term Fund Shares will continue to be sold up until the date of the Meeting, if shareholders of the Long-Term Fund and the Intermediate Fund approve the Plan at the Meeting, shares of the Long-Term Fund will thereafter no longer be offered for sale, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans effected up to the Valuation Date on behalf of current shareholders. Until the close of business on the day of the

Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions.

         If the shareholders of the Long-Term Fund and the Intermediate Fund approve the Plan, the Long-Term Fund will deliver to the Intermediate Fund substantially all of its assets, subject to its liabilities, at the Closing, and shareholders of the Long-Term Fund will receive Intermediate Fund Shares as follows:

         CURRENT SHARES                       NEW SHARES
         --------------                       ----------

         Long-Term Fund Class A Shares        Intermediate Fund Class A Shares

         Long-Term Fund Class B Shares        Intermediate Fund Class B Shares

         Long-Term Fund Class D Shares        Intermediate Fund Class D Shares

The stock transfer books of the Long-Term Fund will be permanently closed on the Valuation Date. The Long-Term Fund will only accept requests for redemption received in proper form before 4:00 p.m., Eastern time, on the Valuation Date. Requests received after that time will be considered requests to redeem shares of the Intermediate Fund.

         To the extent permitted by law, the Trust may amend the Plan without shareholder approval. It may also terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval by shareholders of the Long-Term Fund and the Intermediate Fund.

         Following the Reorganization, it is expected that the Intermediate Fund will change its name to Nationwide Government Bond Fund. In addition, as discussed under "Comparison of Some Important Features" in this Prospectus/Proxy Statement, it is anticipated that the Intermediate Fund's dollar-weighted portfolio maturity will be modified to five to nine years, and the Intermediate Fund's duration will be four to six years.

WHO WILL PAY THE EXPENSES OF THE REORGANIZATION?

         The expenses resulting from the Reorganization, including the costs of the solicitation of proxies, will be paid half by the Funds and half by VMF.

WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATION?

         The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from the Trust, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust, that shareholders of the Long-Term Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their Long-Term Fund Shares for Intermediate Fund Shares, and that neither the Intermediate Fund nor its shareholders will recognize any gain or loss upon receipt of the assets and liabilities of the Long-Term Fund.

         Prior to the Reorganization, the Intermediate Fund does not intend to distribute to shareholders any undistributed ordinary income or capital gain net income. Shareholders of the Long-Term Fund who receive Intermediate Fund Shares as part of the Reorganization could potentially be taxed on this income or gain in the event it is distributed after the Reorganization.

         Shareholders will continue to be responsible for tracking the purchase cost and holding period of their shares, and should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Shareholders should also consult their tax advisers as to the state and local tax consequences of the Reorganization.

WHAT SHOULD I KNOW ABOUT THE SHARES OF INTERMEDIATE FUND?

         The Intermediate Fund Class A Shares, Intermediate Fund Class B Shares and Intermediate Fund Class D Shares will be distributed pro rata to holders of the Long-Term Fund Class A Shares, Long-Term Fund Class B Shares and Long-Term Fund Class D Shares, respectively. When issued, each share of the

Intermediate Fund, like each share of the Long-Term Fund, will be fully paid and nonassessable. No personal liability attaches to the ownership of the Intermediate Fund Shares or the Long-Term Fund Shares. Shares of the Intermediate Fund will have no preemptive rights and will be transferable upon the books of the Trust. Each share of the Intermediate Fund, other than the Intermediate Fund Class B Shares (like the Long-Term Fund Class B Shares), will have no conversion rights. The Intermediate Fund Shares will be recorded electronically in each shareholder's account. The Trust will then send a confirmation to each shareholder. The Trust does not issue share certificates.

WHAT IS THE CAPITALIZATION OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE REORGANIZATION?

         The following table sets forth, as of October 31, 2000, the capitalization of the Class A shares, the Class B shares and the Class D shares of the Long-Term Fund and the Intermediate Fund. The table also shows the projected capitalization of the Intermediate Fund Class A Shares, Intermediate Fund Class B Shares and Intermediate Fund Class D Shares as adjusted to give effect to the proposed Reorganization. The capitalization of the Intermediate Fund and its classes will be different when the Reorganization is consummated.

                                                                               Intermediate      Intermediate Fund
                                                          Long-Term Fund           Fund             - Pro forma
                                                            (unaudited)         (unaudited)         (unaudited)
                                                          --------------       ------------      -----------------
         Net assets (millions) (all classes).......        $32,406,294       $111,736,654          $144,142,948

         Total shares outstanding (all classes)....          2,948,477         11,169,822            14,407,762

         Class A net assets........................         $3,766,724        $54,795,872           $58,562,596

              Class A shares outstanding...........            342,859          5,478,873             5,855,545

              Class A net asset value per share....             $10.99             $10.00                $10.00

         Class B net assets........................         $1,724,199         $1,128,622            $2,852,821

              Class B shares outstanding...........            156,925            112,834               285,254

              Class B net asset value per share....             $10.99             $10.00                $10.00

         Class D net assets........................        $26,915,371        $55,812,160           $82,727,531

              Class D shares outstanding...........          2,448,693          5,578,115             8,266,963

              Class D net asset value per share....             $10.99             $10.01                $10.01


          COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

         This section describes the investment objective and key investment strategies and policies of the Long-Term Fund and the Intermediate Fund. For a complete description of the Intermediate Fund's investment policies and risks, you should read the Nationwide Mutual Funds Combined Prospectus, which accompanies this Prospectus/Proxy Statement, and is incorporated herein by reference.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUNDS?

         The investment objectives of the Long-Term Fund and Intermediate Fund are identical. Both Funds seek as high a level of current income as is consistent with the preservation of capital. The investment objective of each Fund is non-fundamental, and thus, may be changed by the Board of Trustees without shareholder approval. In attempting to achieve its goal, each Fund seeks an attractive risk-adjusted total return with an emphasis on current income. Each Fund attempts to achieve its investment objective by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

         The Funds' portfolio manager employs substantially similar principal investment strategies in seeking to achieve the Funds' investment goals. To select investments that fit the Funds' investment objectives, the portfolio manager uses interest rate expectations, yield-curve analysis, economic forecasting, market sector analysis and other techniques. In addition, VMF, in managing the Funds, may look for bonds that VMF believes present good value (i.e., are undervalued), with the goal of buying the bonds at attractive prices with the expectation that the bonds will increase in value. However, VMF may sell a fixed income security held by either Fund to take advantage of more favorable opportunities.

         There are two significant differences in the principal investment strategies of the Funds, relating to their portfolio maturity and duration policies. The dollar-weighted average portfolio maturity of the Long-Term Fund is generally more than seven years, while the Intermediate Fund attempts to maintain a dollar-weighted average portfolio maturity of three to seven years. In addition, the Long-Term Fund has a duration similar to that of the Lehman Brothers Government Bond Long-Term Index, which historically has been nine to twelve years. The Intermediate Fund's duration is shorter, typically in the range of three to six years. The Funds' portfolio manager considers the duration of particular bonds and each Fund's overall portfolio maturity when managing the Funds' investments. Because of its longer duration, the Long-Term Fund is likely to exhibit more volatility than the Intermediate Fund.

HOW DO THE TYPES OF SECURITIES THE FUNDS BUY AND THE INVESTMENT POLICIES OF THE FUNDS COMPARE?

         The types of securities that may be purchased by the Funds are substantially similar. The Funds invest primarily in U.S. government and agency bonds, bills and notes. The Funds may also purchase mortgage-backed securities that are issued by U.S. government agencies. In addition, the Funds may invest in floating and variable rate securities and bank obligations. The Funds may invest in cash or money market obligations in response to economic, political or unusual market conditions. The Funds may engage in repurchase agreement transactions. In addition, the Funds may purchase corporate and municipal bonds that are investment grade (i.e., rated within the four highest rating categories by a nationally recognized statistical rating organization) although neither of these investments will be used as part of the Intermediate Fund's principal investment strategies. For a more complete description of the types of securities that the Funds may purchase, the types of transactions that the Funds may enter into, and the limitations to which the Funds are subject when purchasing these securities, please refer to the Nationwide Mutual Funds Combined Prospectus, which accompanies this Prospectus/Proxy Statement, and the Nationwide Mutual Funds Combined Statement of Additional Information, which is available upon request.

         Each Fund is "diversified," and, as such, 75% of each Fund's total assets may not be invested in more than 5% of a single issuer's securities, or be used to purchase 10% or more of the outstanding voting securities of a single issuer.

WHAT ARE THE PRINCIPAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUNDS?

         Like all investments, an investment in either Fund involves risk, including the possible loss of principal. There is no assurance that either Fund will be able to achieve its investment objective. The achievement of each Fund's investment objective depends generally upon interest rates and market conditions, and specifically on the portfolio manager's ability to assess economic conditions and investment opportunities.

         The risks of investing in the Funds are comparable to the risks presented by investments in fixed income securities of similar quality, which are:

         Interest Rate Risk and Inflation Risk

         Both Funds are subject to interest rate risk. Interest rate risk is the risk that increases in interest rates may decrease the value of the fixed income securities held by the Funds in their portfolios. Usually, the prices of bonds fall when interest rates increase, and rise when interest rates decrease. Typically, the longer a bond's maturity, the more sensitive the bond is to price shifts as a result of changes in interest rates. In addition, the longer a Fund holds a bond, the greater the chance that interest rate changes will affect the bond's value.

         The Funds are also subject to inflation risk, which affects the value of fixed-rate investments such as bonds. If a Fund purchases a bond when inflation and interest rates are low, the value of the bond may fall as inflation rises and interest rates increase. This could result if investors come to view bonds with lower interest rates as being less attractive than bonds that pay higher interest rates.

         Credit Risk and Default Risk

         Both Funds are subject to credit risk. Credit risk (or default risk) is the possibility that an issuer of a bond will be unable to make required interest payments and/or to repay the principal of a security upon maturity. A change in the credit risk associated with a security may cause a corresponding change in the security's price, and therefore, a Fund's share price. Since the Funds primarily purchase debt securities backed by the U.S. government or its agencies or instrumentalities, there is little credit risk and minimal chance that the issuers of these obligations will default on the securities.

         Prepayment Risk and Extension Risk

         The Funds are subject to prepayment and extension risks that are particular to mortgage-backed and asset-backed securities. The issuers of mortgage-backed and asset-backed securities may be able to repay principal in advance, and are especially likely to make prepayments when interest rates fall. Changes in prepayment rates can make the prices and yields of mortgage-backed and asset-backed securities volatile. When mortgage-backed and asset-backed securities are prepaid, the Funds may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss, and the Funds may have to reinvest the proceeds from the repayments at lower rates. In addition, rising interest rates may cause prepayments to occur at slower than expected rates, thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes.

         Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the securities will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the Funds' portfolio manager anticipated, affecting the maturity and volatility of the Funds.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS COMPARE?

         The Funds have adopted identical investment restrictions as fundamental policies, which cannot be changed without the approval of the majority of the outstanding voting securities of each Fund. In addition, the Funds are subject to identical, non-fundamental operating investment policies. While these non-fundamental operating policies may be changed by the Board of Trustees without shareholder approval, shareholders would be notified about the implementation of any material changes in the non-fundamental operating policies.

         For more information regarding the Funds' fundamental investment restrictions and non-fundamental operating policies, please refer to the Nationwide Mutual Funds Statement of Additional Information, which is incorporated by reference into this Prospectus/Proxy Statement.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

         The affirmative vote of the shareholders holding a majority of the outstanding voting securities of each of the Long-Term Fund and the Intermediate Fund is necessary to approve the Plan. The vote of the majority of the outstanding voting securities means the vote of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the shares of that Fund, whichever is less. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of the Long-Term Fund and the Intermediate Fund held at the close of business on December 18, 2000 (the "Record Date"). If sufficient votes to approve the Plan on behalf of either the Long-Term Fund or the Intermediate Fund, or on behalf of both Funds, are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies of the Long-Term Fund and/or the Intermediate Fund, as necessary.

         Under relevant state law and the Trust's governing documents, abstentions shall be treated as votes present for purposes of determining whether a quorum exists. Broker non-votes shall not be treated as votes present for purposes of determining whether a quorum exists. Broker non-votes are shares for which a broker holding such shares for a beneficial owner has not received instructions from the beneficial owner and may not exercise discretionary voting power with respect thereto, although such broker may have been able to vote such shares on other matters at the Meeting for which it has discretionary authority or instructions from the beneficial owner. As a result, abstentions and broker non-votes will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

         You can vote in any one of the following ways:

                  o        By mail, with the enclosed proxy card.

                  o        In person at the Meeting.

                  o Through Shareholder Communications Corporation, a proxy solicitor, by calling toll-free 1-877-389-8650.

A proxy card is, in essence, a ballot. IF YOU SIMPLY SIGN AND DATE THE PROXY BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PLAN AND IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT UPON ANY OTHER MATTERS THAT MAY COME BEFORE THE MEETING OR ADJOURNMENT OF THE MEETING.

CAN I REVOKE MY PROXY?

         You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

         The Board of Trustees does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. The Board is not aware of any other matters to be brought before the Meeting. If any other matter legally comes before the Meeting, proxies which have granted the designated persons discretion will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

         Shareholders of record on the Record Date are entitled to one vote for each share and a proportionate fractional vote for any fraction of a share as to each issue on which such shareholders are entitled to vote. The following table sets forth the number of shares of beneficial interest of each class of the Funds that were outstanding as of the Record Date and are therefore entitled to vote at the Meeting:

           FUND                               SHARES OUTSTANDING
           ----                               ------------------
           Long-Term Fund
                    Class A                 _______________________
                    Class B                 _______________________
                    Class D                 _______________________
                    TOTAL                   _______________________

           Intermediate Fund
                    Class A                 _______________________
                    Class B                 _______________________
                    Class D                 _______________________
                    TOTAL                   _______________________


WHAT OTHER SOLICITATIONS WILL BE MADE?

         The Trust will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The Trust may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Trust, without extra pay, may conduct additional solicitations by telephone, personal interviews and other means. The Trust, on behalf of the Long-Term Fund and the Intermediate Fund, will engage Shareholder Communications Corporation ("SCC") to assist in soliciting proxies/voting instructions by telephone or other means. The estimated costs of the proxy solicitation services to be provided by SCC are $13,000. These costs will be evenly divided between the Intermediate Fund and VMF.

ARE THERE DISSENTERS' RIGHTS?

         Neither shareholders of the Long-Term Fund nor the Intermediate Fund will be entitled to any "dissenters' rights," because of provisions in the Trust's Amended Declaration of Trust and because the proposed Reorganization involves two series of an open-end investment company registered under the

1940 Act. Although no dissenters' rights are available, shareholders retain the right to redeem shares at net asset value until the closing date of the Reorganization. After the closing date, shareholders may redeem the shares of the Intermediate Fund, or may exchange the shares of the Intermediate Fund that the shareholders received for shares of other series of the Trust, subject to the terms in the prospectus of the fund whose shares are being acquired.

                        MORE INFORMATION ABOUT THE TRUST

         The Long-Term Fund and the Intermediate Fund are separate series of the Trust, which is an open-end management investment company registered with the SEC under the 1940 Act. Detailed information about the Trust and each Fund, as well as the other series of the Trust, is contained in the Nationwide Mutual Funds Combined Prospectus, dated March 1, 2000, as supplemented from time to time, which is enclosed with, and considered a part of, this Prospectus/Proxy Statement. Additional information about the Trust and each Fund is included in the Nationwide Mutual Funds Combined Statement of Additional Information, dated September 1, 2000, and the Nationwide Mutual Funds Combined Annual Report to Shareholders, for the fiscal year ended October 31, 2000. These documents have been filed with the SEC, and are incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement.

         The Trust files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549, and at the Regional Office of the SEC located in Chicago at 500 Madison Street, Suite 1400, Chicago, IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009 (duplicating fee required), or from the SEC's Internet address at http://www.sec.gov.

         The Trust has noncumulative voting rights. This gives the holders of more than 50% of the shares voting the ability to elect 100% of the trustees. The Trust does not routinely hold shareholders' meetings. The Trust is not required, and does not intend, to hold regular annual meetings of shareholders. The Trust may hold special or annual shareholder meetings for matters requiring shareholder approval. Shareholders wishing to submit proposals for consideration for inclusion in a proxy for the next meeting of shareholders of the Trust (if any) should send the written proposals to the Trust at Three Nationwide Plaza, Columbus, Ohio 43216, Attn: Secretary, so that they are received within a reasonable time before such meeting.

                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

         As of the Record Date, to the Trust's knowledge, the following are the only persons who had or shared voting or investment power over more than 5% of the outstanding shares of the Funds:



                                                                         NUMBER OF SHARES         PERCENTAGE OF FUND
FUND                           NAME AND ADDRESS OF SHAREHOLDER          BENEFICIALLY OWNED               OWNED
----                           -------------------------------          ------------------               -----

Long-Term Fund


Intermediate Fund

         As of the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of the Long-Term Fund, and owned less than 1% of the outstanding voting shares of the Intermediate Fund. From time to time, the number of shares of the Long-Term Fund and the Intermediate Fund held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

                                    EXHIBIT A


                             PLAN OF REORGANIZATION


         THIS PLAN OF REORGANIZATION (the "Plan"), is adopted by Nationwide Mutual Funds, a business trust created under the laws of the State of Ohio, with its principal place of business at 1200 River Road, Conshohocken, Pennsylvania 19428 (the "Trust"), as of this ___ day of _________, 2001, on behalf of two of the Trust's series, the Nationwide Long-Term U.S. Government Bond Fund (the "Long-Term Fund") and the Nationwide Intermediate U.S. Government Bond Fund (the "Intermediate Fund") (collectively, the "Funds").

         The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by the Intermediate Fund of substantially all of the property, assets and goodwill, subject to the liabilities, of the Long-Term Fund, in exchange solely for shares of beneficial interest, without par value, of the Intermediate Fund-Class A (the "Intermediate Fund Class A Shares"); shares of beneficial interest, without par value, of the Intermediate Fund-Class B (the "Intermediate Fund Class B Shares"); and shares of beneficial interest, without par value, of the Intermediate Fund-Class D (the "Intermediate Fund Class D Shares") (the Intermediate Fund Class A Shares, the Intermediate Fund Class B Shares and the Intermediate Fund Class D Shares are collectively referred to as the "Intermediate Fund Shares"); (ii) the distribution of (a) the Intermediate Fund Class A Shares to the holders of the Long-Term Fund-Class A shares (the "Long-Term Fund Class A Shares"), (b) the Intermediate Fund Class B Shares to the holders of the Long-Term Fund-Class B shares (the "Long-Term Fund Class B Shares"), and (c) the Intermediate Fund Class D Shares to the holders of the Long-Term Fund-Class D shares (the "Long-Term Fund Class D Shares") (the Long-Term Fund Class A Shares, the Long-Term Fund Class B Shares and the Long-Term Fund Class D Shares are collectively referred to as the "Long-Term Fund Shares"), according to their respective interests in complete liquidation of the Long-Term Fund; and (iii) the subsequent dissolution of the Long-Term Fund, as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.       SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF THE
         ---------------------------------------------------------------
         LONG-TERM FUND.
         ---------------

         (a) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Long-Term Fund, will sell, convey, transfer and deliver to the Intermediate Fund at the Closing all of the Long-Term Fund's then existing assets, subject to its liabilities, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) subject to Section 9 of this Plan, pay its proportionate costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the Long-Term Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books as of the close of business on the Valuation Date (as defined in Section 3, hereinafter called the "Valuation Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the close of business on the Valuation Date; and (iii) pay such contingent liabilities as the Board of Trustees, or its designee, shall reasonably deem to exist against the Long-Term Fund, if any, at the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the Long-Term Fund's books (hereinafter called the "Net Assets"). The Long-Term Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Valuation Date.

         (b) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Intermediate Fund, shall, at the Closing, deliver to the Long-Term Fund (i) the number of the Intermediate Fund Class A Shares, determined by dividing the net asset value per share of the Long-Term Fund Class A Shares by the net asset value per share of the Intermediate Fund Class A Shares, and multiplying the result thereof by the number of outstanding Long-Term Fund Class A Shares, as of 4:00 p.m. Eastern time on the Valuation Date; (ii) the number of the Intermediate Fund Class B Shares, determined by dividing the net asset value per share of the Long-Term Fund Class B Shares by the net asset value per share of the Intermediate Fund Class B Shares, and multiplying the result thereof by the number of outstanding Long-Term Fund Class B Shares, as of 4:00 p.m., Eastern time, on the Valuation Date; and (iii) the number of the Intermediate Fund Class D Shares, determined by dividing the net asset value per share of the Long-Term Fund Class D Shares by the net asset value per share of the Intermediate Fund Class D Shares, and multiplying the result thereof by the number of outstanding Long-Term Fund Class D Shares, as of 4:00 p.m., Eastern time, on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c) As part of this Plan, the Trust, as soon as practicable following the Closing, shall dissolve the Long-Term Fund and distribute pro rata to the shareholders of record of the Long-Term Fund Shares, as of the close of business on the Valuation Date, the Intermediate Fund Shares received by the Long-Term Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Intermediate Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Valuation Date. Fractional Intermediate Fund Shares shall be carried to the third decimal place.

2.       VALUATION.
         ----------

         (a) The value of the Long-Term Fund Shares' Net Assets to be acquired by the Intermediate Fund hereunder shall be computed as of 4:00 p.m., Eastern time, on the Valuation Date, using the valuation procedures set forth in the Long-Term Fund's currently effective prospectus and statement of additional information.

         (b) The net asset value of a share of beneficial interest of each of the Long-Term Fund-Class A, Long-Term Fund-Class B and Long-Term Fund-Class D shall be determined to the nearest full cent as of 4:00 p.m., Eastern time, on the Valuation Date, using the valuation procedures set forth in the Long-Term Fund's currently effective prospectus and statement of additional information.

         (c) The net asset value of a share of beneficial interest of the Intermediate Fund-Class A, Intermediate Fund-Class B and Intermediate Fund-Class D shall be determined to the nearest full cent as of 4:00 p.m., Eastern time, on the Valuation Date, using the valuation procedures set forth in the Intermediate Fund's currently effective prospectus and statement of additional information.

3.       CLOSING AND VALUATION DATE.
         ---------------------------

         The Valuation Date shall be February __, 2001, or such later date as determined by the Trust's officers. The Closing shall take place at the principal offices of the Trust at ____, _.m., Eastern time, on the first business day following the Valuation Date. The Trust, on behalf of the Long-Term Fund, shall have provided for delivery as of the Closing those Net Assets of the Long-Term Fund to be transferred to the account of the Intermediate Fund at the Trust's custodian, The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263. Also, the Trust, on behalf of the Long-Term Fund, shall have prepared and have available at the Closing a list of names and addresses of the holders of record of the Long-Term Fund Class A Shares, the Long-Term Fund Class B Shares and the Long-Term Fund Class D Shares, all as of 4:00 p.m., Eastern time, on the Valuation Date, certified by the Trust's transfer agent to the best of its knowledge and belief. The Trust, on behalf of the Intermediate Fund, shall have prepared satisfactory evidence that the shares of beneficial interest of the Intermediate Fund to be delivered to the account of the Long-Term Fund at said transfer agent have been registered in an account on the books of the Intermediate Fund in such manner as the officers of the Trust, on behalf of the Long-Term Fund, shall deem appropriate.

4.       FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE INTERMEDIATE FUND.
         ----------------------------------------------------------------

         (a) The Intermediate Fund is a series of the Trust, a business trust created under the laws of the State of Ohio on October 30, 1997, and is validly existing under the laws of that State. The Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company, such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing, and all of the Intermediate Fund Shares of the Trust sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the initial capital.

         (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Intermediate Fund, without par value, each outstanding share (except for those shares sold pursuant to the private offering exemption for the purpose of raising the initial capital) of which is duly and validly issued, fully paid, non-assessable, freely transferable and has full voting rights. The Trust is authorized to offer three classes of shares of the Intermediate Fund: Intermediate Fund - Class A, Intermediate Fund - Class B and Intermediate Fund - Class D. An unlimited number of shares of beneficial interest, without par value, has been allocated and designated to each of the three classes.

         (c) The Trust has the necessary power and authority to conduct the Intermediate Fund's business as such business is now being conducted.

         (d) The Trust, on behalf of the Intermediate Fund, is not a party to or obligated under any provision of its Amended Declaration of Trust (the "Declaration of Trust") or Amended By-laws (the "By-laws"), or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

         (e) The Trust has elected to treat the Intermediate Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and the Intermediate Fund has qualified as a RIC for each taxable year since its inception; consummation of the transactions contemplated by this Plan will not cause it to fail to be so qualified, and the Intermediate Fund will qualify as a RIC as of the date of the Closing.

5.       FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE LONG-TERM FUND.
         --------------------------------------------------------------

         (a) The Long-Term Fund is a series of the Trust, a business trust created under the laws of the State of Ohio on October 30, 1997, and is validly existing under the laws of that state. The Trust is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full force and effect as if the date hereof and will be in full force and effect as of the Closing, and all of the Long-Term Fund Shares of the Trust sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the initial capital.

         (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Long-Term Fund, without par value, each outstanding share (except for those shares sold pursuant to the private offering exemption for the purpose of raising the initial capital) of which is duly and validly issued, fully paid, non-assessable, freely transferable, and has full voting rights. The Trust is authorized to offer three classes of shares of the Long-Term Fund: Long-Term Fund-Class A, Long-Term Fund-Class B and Long-Term Fund-Class D. An unlimited number of shares of beneficial interest, without par value, has been allocated and designated to each of the three classes.

         (c) The Trust has the necessary power and authority to conduct the Long-Term Fund's business as such business is now being conducted.

         (d) The Trust, on behalf of the Long-Term Fund, is not a party to or obligated under any provision of the Trust's Declaration of Trust or By-laws, or any material contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by the Trust's execution of or performance under this Plan.

         (e) The Trust has elected to treat the Long-Term Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and the Long-Term Fund has qualified as a RIC for each taxable year since its inception, consummation of the transactions contemplated by this Plan will not cause it to fail to be so qualified, and the Long-Term Fund will qualify as a RIC as of the date of the Closing.

6.       FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE FUNDS.
         ----------------------------------------------------

         (a) The Trust will create a statement of assets and liabilities for each of the Funds that will be prepared as of 4:00 p.m., Eastern time, on the Valuation Date, for the purpose of determining the number of Intermediate Fund Shares to be issued pursuant to Section 1 of this Plan, and that will accurately reflect its Net Assets, in the case of the Long-Term Fund, and its net assets, in the case of the Intermediate Fund, and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b) At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subparagraph 6(a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c) Except as disclosed in the Trust's currently effective prospectus relating to the Funds, there is no material suit, judicial action, or legal, administrative or other proceedings or investigations pending or threatened against either of the Funds.

         (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Funds.

         (e) The Plan and the performance of the transactions contemplated by this Plan have been duly and validly authorized by all necessary action of the Trust's Board of Trustees.

         (f) The Trust anticipates that consummation of the transactions contemplated by this Plan will not cause either of the Funds to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of each Fund's fiscal year.

         (g) The Trust has the necessary power and authority to conduct the business of the Funds, as such business is now being conducted.

7.       INTENTIONS OF THE TRUST ON BEHALF OF THE FUNDS.
         ----------------------------------------------

         (a) The Trust intends to operate each Fund's respective business, as presently conducted between the date hereof and the Closing.

         (b) The Trust intends that the Intermediate Fund will not acquire the Long-Term Fund Shares for the purpose of making distributions thereof to anyone other than the Long-Term Fund's shareholders.

         (c) The Trust, on behalf of the Long-Term Fund, intends, if the transactions contemplated by this Plan are consummated, to liquidate and dissolve the Long-Term Fund in accordance with this Plan.

         (d) The Trust intends that, by the Closing, all of the Funds' Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

         (e) At the Closing, the Trust, on behalf of the Long-Term Fund, intends to have available a copy of the shareholder ledger accounts, certified by the Trust's sub-transfer agent to the best of its knowledge and belief, for all the shareholders of record of the Long-Term Fund Shares as of 4:00 p.m., Eastern time, on the Valuation Date who are to become shareholders of the Intermediate Fund as a result of the transfer of assets that is the subject of the transactions contemplated by this Plan.

         (f) The Trust intends to mail to each shareholder of record of the Long-Term Fund and the Intermediate Fund entitled to vote at the meeting of their shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

         (g) The Trust intends to file with the U.S. Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the 1933 Act relating to the Intermediate Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the meeting of the shareholders of the Long-Term Fund and the Intermediate Fund, and at the Valuation Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.       CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST ON BEHALF OF THE
         ------------------------------------------------------------------
         FUNDS.
         ------

         The consummation of this Plan hereunder shall be subject to the following respective conditions:

         (a) That: (i) all findings of fact contained herein shall be true and correct as of the Closing, with the same effect as though made as of and at such date; (ii) the performance of all obligations required by this Plan to be performed by the Trust on behalf of the Funds shall occur at or prior to the

Closing; and (iii) the Trust shall execute a certificate signed by the Secretary or equivalent officer to the foregoing effect.

         (b) That this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of the Trust on behalf of each Fund.

         (c) That the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. Further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of the Long-Term Fund or the Intermediate Fund or would prohibit the transactions contemplated hereby.

         (d) That this Plan shall have been adopted and approved by the appropriate action of the shareholders of each of the Long-Term Fund and the Intermediate Fund at a special meeting of shareholders to be held no later than February __, 2001, or such other date as the Trust's officers may determine.

         (e) That a distribution or distributions shall have been declared for the Long-Term Fund, prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to the shareholders of the Long-Term Fund (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 4:00 p.m., Eastern time, on the Valuation Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(c) of the Code.

         (f) That there shall be delivered to the Trust an opinion from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of the Trust with regard to matters of fact:

                  (1) The acquisition by the Intermediate Fund of substantially all the assets of the Long-Term Fund as provided for herein, in exchange for the Intermediate Fund Shares followed by the distribution by the Long-Term Fund to its shareholders of Intermediate Fund Shares in complete liquidation of the Long-Term Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Long-Term Fund and the Intermediate Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

                  (2) No gain or loss will be recognized by the Long-Term Fund upon the transfer of substantially all of its assets to the Intermediate Fund in exchange solely for voting shares of the Intermediate Fund, pursuant to Sections 361(a) and 357(a) of the Code;

                  (3) No gain or loss will be recognized by the Long-Term Fund upon the distribution of Intermediate Fund Shares to its shareholders pursuant to the liquidation of the Long-Term Fund (in pursuance of the Plan) pursuant to
Section 361(c)(1) of the Code;

                  (4) No gain or loss will be recognized by the Intermediate Fund upon the receipt of substantially all of the assets of the Long-Term Fund in exchange solely for voting shares of the Intermediate Fund, pursuant to
Section 1032(a) of the Code;

                  (5) The basis of the assets of the Long-Term Fund received by the Intermediate Fund will be the same as the basis of such assets to the Long-Term Fund immediately prior to the exchange, pursuant to Section 362(b) of the Code;

                  (6) The holding period of the assets of the Long-Term Fund received by the Intermediate Fund will include the period during which such assets were held by the Long-Term Fund, pursuant to Section 1223(2) of the Code;

                  (7) No gain or loss will be recognized to the shareholders of the Long-Term Fund Shares upon the exchange of their shares in the Long-Term Fund solely for voting shares of the Intermediate Fund (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code;

                  (8) The basis of the Intermediate Fund Shares received by the holders of the Long-Term Fund Shares shall be the same as the basis of the Long-Term Fund Shares exchanged therefor, pursuant to Section 358(a)(1) of the Code;

                  (9) The holding period of the Intermediate Fund Shares received by holders of the Long-Term Fund Shares (including fractional shares to which they may be entitled) will include the holding period of the Long-Term Fund Shares surrendered in exchange therefor, provided that the Long-Term Fund Shares were held as a capital asset on the date of the exchange, pursuant to
Section 1223(1) of the Code; and

                  (10) The Intermediate Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")), the items of the Long-Term Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

         (g) That there shall be delivered to the Trust an opinion, in form and substance reasonably satisfactory to it, from Messrs. _________________, counsel to the Trust, to the effect that:

                  (1) Each Fund is a series of the Trust, a business trust organized under the laws of the State of Ohio on October 30, 1997, and the Trust is a validly existing business trust;

                  (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest of each Fund, without par value. Each Fund is further divided into at least three classes of shares, and an unlimited number of shares of beneficial interest, without par value, has been allocated and designated to each of the three classes. Assuming that the initial shares of beneficial interest of a Fund were issued in accordance with the 1940 Act and the Trust's Declaration of Trust and By-laws of the Trust, and that all other outstanding shares of the Fund were sold, issued and paid for in accordance with the terms of the Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, and has full voting rights;

                  (3) Each Fund is a diversified series of the Trust, an open-end investment company of the management type registered as such under the 1940 Act;

                  (4) The Intermediate Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable; and

                  (5) The Registration Statement of the Trust on Form N-1A, of which the prospectus dated March 1, 2000, of the Funds are a part (the "Prospectus"), is, upon the effective date of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such Registration Statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or upon the effective date of this Plan, or at the Closing, such Prospectus, as supplemented to date in accordance with Rule 497(e) of the 1933 Act (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the organization of the Trust.

         (h) That the Trust's Registration Statement with respect to the Intermediate Fund Shares to be delivered to the shareholders of the Long-Term Fund in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Valuation Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (i) That the Intermediate Fund Shares to be delivered hereunder shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the Intermediate Fund Shares lawfully to be delivered to each holder of the Long-Term Fund Shares.

         (j) That, at the Closing, there shall be transferred to the Intermediate Fund, aggregate Net Assets of the Long-Term Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of the Long-Term Fund on the Valuation Date.

         (k) That all required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Long-Term Fund or the Intermediate Fund.

         (l) That there be delivered to the Intermediate Fund on behalf of the Long-Term Fund information concerning the tax basis of the Long-Term Fund in all securities transferred to the Intermediate Fund, together with shareholder information, including the names, addresses, and taxpayer identification numbers of the shareholders of the Long-Term Fund as of the date of the Closing, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Long-Term Fund with respect to each shareholder.

9. EXPENSES. The expenses of entering into and carrying out the provisions of this Plan shall be borne one-half by the Funds and one-half by Villanova Mutual Fund Capital Trust. The expenses borne by the Funds will be determined on a pro rata basis, according to their net assets.

10.      TERMINATION; POSTPONEMENT; WAIVER; ORDER.
         -----------------------------------------

         (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the transactions contemplated by the Plan abandoned at any time (whether before or after approval thereof by the shareholders of the Long-Term Fund and the Intermediate Fund) prior to the Closing, or the Closing may be postponed by the Trust by resolution of the Board of Trustees, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and the Trust, the Long-Term Fund, the Intermediate Fund, the Trust's trustees, officers, or agents or the shareholders of the Long-Term Fund or the Intermediate Fund shall not have any liability in respect of this Plan.

         (c) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Board of Trustees, on behalf of either the Long-Term Fund or the Intermediate Fund, if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to the shareholders of either the Long-Term Fund or the Intermediate Fund, on behalf of whom such action is taken.

         (d) If any order or orders of the SEC with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan, without further vote or approval of the shareholders of the Long-Term Fund or the Intermediate Fund, unless such further vote is required by applicable law or such terms and conditions shall result in a change in the method of computing the number of the Intermediate Fund Shares to be issued to the Long-Term Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Long-Term Fund and the Intermediate Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Trust shall promptly call a special meeting of the shareholders of the Long-Term Fund and/or the Intermediate Fund at which such conditions so imposed shall be submitted for approval.


         EFFECTIVE DATE AND DATE OF TRUSTEE ADOPTION, DECEMBER __, 2000

                                    EXHIBIT B

              PERFORMANCE AND FINANCIAL INFORMATION ABOUT THE FUNDS

         Set forth below is a discussion of each Fund's performance during the fiscal year ended October 31, 2000:


                       LONG-TERM U.S. GOVERNMENT BOND FUND

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

         For the 12-month period ended October 31, 2000, the Long-Term Fund returned 8.28%* versus 11.33% for the Lehman Brothers Government Bond Long Term Index (the "Lehman Index"), the benchmark index.

         After a difficult 1999, bond market investors who remained fully invested were rewarded for their patience in 2000. Long-term U.S. Treasuries dropped 40 basis points during the period.

         The Long-Term Fund's underperformance versus the Lehman Index was caused by the shift from an intermediate-term maturity fund to a long-term maturity fund after the first quarter, when long Treasuries realized their best returns.

         During the period, the Long-Term Fund's top performing sector was U.S. Treasury bonds. Agency notes and mortgage-backed bonds detracted from performance, as their spread to Treasuries widened to historic levels. As the time to maturity is lengthened, non-Treasury issues will experience increased volatility. For this reason, the Long-Term Fund's portfolio manager believes allocating a significant portion of the portfolio to U.S. Treasury bonds would yield the best return results. As of October 31, 2000, approximately 69% of the Long-Term Fund's portfolio was in this sector.

* Performance of A shares, without sales charge and assumes all distributions are reinvested.

                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
                      (For Periods Ended October 31, 2000)

                   CLASS A*                          CLASS B*                         CLASS D
YEARS              W/O SC**         W/SC(1)          W/O SC**        W/SC(2)          W/O SC**         W/SC(1)
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
1                  8.28%            3.44%            7.63%           2.63%            8.53%            3.67%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
5                  6.00%            5.03%            5.68%           5.35%            6.12%            5.15%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
10                 7.83%            7.33%            7.66%           7.66%            7.89%            7.39%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

* These returns represent performance achieved prior to the creation of the class (5/11/98), excluding the effect of the 0.25% (Class A) or 0.85% (Class B) 12B-1 fee. Had Class A or B been in existence for the time period presented, the long-term fund's performance for such classes would have been lower as a result of the additional expenses.

**       These returns do not reflect the effects of a sales charge.

(1)      A 4.50% front-end sales charge was deducted.

(2) A 5.00% contingent deferred sales charge (CDSC) was deducted. the CDSC declines to 0% after 6 years.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

FUND PERFORMANCE - CLASS D SHARES

                                                                       LB GOVT BOND
                  FUND              MLGMI            CPI               LONG TERM INDEX

1990              $10,000           $10,000          $10,000            $10,000
1991              $11,123           $11,464          $10,292            $11,833
1992              $12,341           $12,649          $10,622            $13,208
1993              $13,665           $14,294          $10,914            $16,387
1994              $13,020           $13,676          $11,199            $14,462
1995              $15,192           $15,783          $11,513            $16,368
1996              $15,953           $16,580          $11,858            $19,017
1997              $17,368           $18,016          $12,105            $21,431
1998              $19,299           $20,060          $12,285            $24,870
1999              $18,837           $19,820          $12,599            $23,353
2000              $20,445           $21,405          $13,053            $25,998


Comparative performance of $10,000 invested in the long-term fund, the Merrill Lynch Government Master Index (MLGMI),* The Lehman Brothers Government Bond Long Term Index (LB Govt. Bond Long Term Index)** and the Consumer Price Index
(CPI)*** over a 10-year period ended 10/31/00. Unlike the long-term fund, these indices do not reflect any fees, expenses or sales charges.

* The MLGMI consists of U.S. Treasury Notes and Bonds with one or more years remaining to final maturity and at least $1 billion in face value outstanding, and U.S. agencies with one or more years remaining to final maturity and at least $100 million in face value outstanding.

** The LB Govt. Bond Long Term Index is a total return index consisting of dollar denominated debt issues of greater than 10 years.

*** The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

                     INTERMEDIATE U.S. GOVERNMENT BOND FUND

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

         For the 12-month period ended October 31, 2000, the Intermediate Fund returned 7.40%* versus 8.00% for the Merrill Lynch Government Master Index (the "Merrill Index"), the benchmark index.

         After a difficult 1999, bond market investors who remained fully invested were rewarded for their patience in 2000. Intermediate-term interest rates dropped 16 to 30 basis points during the 12-month period and long-term interest rates dropped 40 basis points. As a result, U.S. Treasuries were the best performers. The Intermediate Fund was underweighted in this sector, which led to its underperformance versus the Merrill Index.

         The portfolio's best performers during the period were U.S. Treasuries with final maturities of 15 years. Holdings of agency notes and mortgage-backed bonds detracted from performance as their spread to Treasuries widened to historic levels.

         During the 12-months, the Intermediate Fund sold agency notes in favor of mortgage-backed bonds at substantial yield pickups. As of October 31, 2000, mortgage-backed bonds made up approximately 49% of the Intermediate Fund's holdings. In the portfolio manager's opinion, the sector appears quite attractive, given the current interest rate environment. However, as the Intermediate Fund moves into 2001, the Fund's portfolio manager anticipates that the Federal Reserve will ease interest rates. This action would cause the Intermediate Fund to sell higher coupon mortgage-backed securities and purchase intermediate agency and Treasury notes in the five-year sector. This structure should help the Intermediate Fund to outperform in a steady-to-falling interest rate environment.

* Performance of A shares, without sales charge and assumes all distributions are reinvested.

                     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
                      (For Periods Ended October 31, 2000)

                   CLASS A*                          CLASS B*                         CLASS D
YEARS              W/O SC**         W/SC(1)          W/O SC**        W/SC(2)          W/O SC**         W/SC(1)
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
1                  7.40%            2.53%            6.72%           1.72%            7.73%            2.84%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
5                  5.80%            4.82%            5.47%           5.15%            5.93%            4.95%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Life               6.28%            5.72%            6.09%           6.09%            6.35%            5.79%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

Life of the Intermediate Fund is since 2/10/92.

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

* These returns represent performance achieved prior to the creation of the Class (5/11/98), excluding the effect of the 0.25% (Class A) or 0.85% (Class B) 12b-1 FEE. Had Class A or B been in existence for the time period presented, the intermediate fund's performance for such classes would have been lower as a result of the additional expenses.

**       These returns do not reflect the effects of a sales charge.

(1)      A 4.50% front-end sales charge was deducted.

(2) A 5.00% Contingent Deferred Sales Charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.


FUND PERFORMANCE - CLASS D SHARES

                  FUND              MLGMI            CPI
2/10/92           $10,000           $10,000          $10,000
1992              $ 9,970           $10,741          $10,268
1993              $10,980           $12,137          $10,550
1994              $10,522           $11,612          $10,825
1995              $12,256           $13,401          $11,130
1996              $12,903           $14,078          $11,463
1997              $14,050           $15,299          $11,702
1998              $15,315           $17,033          $11,875
1999              $15,173           $16,829          $12,180
2000              $16,346           $18,175          $12,618


Comparative performance of $10,000 invested in the Intermediate Fund, The Merrill Lynch Government Master Index (MLGMI)* and The Consumer Price Index
(CPI)** since the fund's inception (2/10/92) to 10/31/00. Unlike The Intermediate Fund, these indices do not reflect any fees, expenses or sales charges.

* The MLGMI consists of U.S. Treasury Notes and Bonds with one or more years remaining to final maturity and at least $1 billion in face value outstanding, and U.S. agencies with one or more years remaining to final maturity and at least $100 million in face value outstanding.

** The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

     FINANCIAL HIGHLIGHTS - NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING



                                                                CLASS A SHARES                           CLASS B SHARES
                                                                                 PERIOD
                                                                                   FROM
                                                           YEAR        YEAR     MAY 11,                                PERIOD FROM
                                                          ENDED       ENDED     1998 TO           YEAR        YEAR         MAY 11,
                                                    OCTOBER 31, OCTOBER 31,     OCTOBER          ENDED       ENDED         1998 TO
                                                           2000        1999         31,    OCTOBER 31, OCTOBER 31,     OCTOBER 31,
                                                                                1998(d)           2000        1999         1998(d)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE - BEGINNING OF PERIOD                   $ 10.88     $ 11.77     $ 11.24        $ 10.88     $ 11.76     $ 11.24
                                                        -------     -------     -------        -------     -------     -------
Investment activities
Net investment income                                      0.59        0.59        0.28           0.52        0.52        0.25
Net realized and unrealized gain (loss)                    0.27       (0.90)       0.53           0.27       (0.89)       0.52
                                                        -------     -------     -------        -------     -------     -------
         Total investment activities                       0.86       (0.31)       0.81           0.79       (0.37)       0.77
                                                        -------     -------     -------        -------     -------     -------
Distributions
Net investment income                                     (0.59)      (0.58)      (0.28)         (0.52)      (0.51)      (0.25)
Net realized gains                                        (0.16)         --       (0.16)            --          --          --
                                                        -------     -------     -------        -------     -------     -------
         Total distributions                              (0.75)      (0.58)      (0.28)         (0.68)      (0.51)      (0.25)
                                                        -------     -------     -------        -------     -------     -------
Net increase (decrease) in net asset value                 0.11       (0.89)       0.53           0.11       (0.88)       0.52
                                                        -------     -------     -------        -------     -------     -------
NET ASSET VALUE-END OF PERIOD                           $ 10.99     $ 10.88     $ 11.77        $ 10.99     $ 10.88     $ 11.76
                                                        =======     =======     =======        =======     =======     =======

         Total Return (excluding sales charges)            8.28%      (2.63%)      7.32%(c)       7.63%      (3.15%)      6.90%(c)
Ratios/supplemental data
Net assets, at end of period (000)                      $ 3,767     $ 2,041     $   201        $ 1,724     $ 1,876     $   352
Ratio of expenses to average net assets                    1.04%       1.04%       1.04%(a)       1.64%       1.64%       1.64%(a)
Ratio of net investment income to average net              5.42%       5.29%       5.09%(a)       4.85%       4.68%       4.52%(a)
assets
Ratio of expenses to average net assets*                   1.08%       1.14%       1.28%(a)       1.69%       1.74%       1.90%(a)
Portfolio turnover rate (b)                               91.13%      84.33%      51.12%(c)      91.13%      84.33%      51.12%(c)
----------------------------------------------------------------------------------------------------------------------------------


                                                                                      CLASS D SHARES

                                                              YEAR          YEAR
                                                             ENDED         ENDED
                                                           OCTOBER       OCTOBER   PERIOD ENDED
                                                               31,           31,    OCTOBER 31,        YEARS ENDED OCTOBER 31
                                                              2000          1999        1998(d)           1997           1996
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE - BEGINNING OF PERIOD                     $  10.88      $  11.77       $  11.19       $  10.92       $  11.07
                                                          --------      --------       --------       --------       --------
Investment activities
Net investment income                                         0.61          0.61           0.63           0.66           0.68
Net realized and unrealized gain (loss)                       0.27         (0.89)          0.58           0.27          (0.15)
                                                          --------      --------       --------       --------       --------
         Total investment activities                          0.88         (0.28)          1.21           0.93           0.53
                                                          --------      --------       --------       --------       --------
Distributions
Net investment income                                        (0.61)        (0.61)         (0.63)         (0.66)         (0.68)
Net realized gains                                           (0.16)        --                --             --             --
                                                          --------      --------       --------       --------       --------
         Total distributions                                 (0.77)        (0.61)         (0.63)         (0.66)         (0.68)
                                                          --------      --------       --------       --------       --------
Net increase (decrease) in net asset value                    0.11         (0.89)          0.58           0.27          (0.15)
                                                          --------      --------       --------       --------       --------
NET ASSET VALUE - END OF PERIOD                           $  10.99      $  10.88       $  11.77       $  11.19       $  10.92
                                                          ========       =======       ========       ========       ========

         Total Return (excluding sales charges)               8.53%        (2.39%)        11.15%          8.84%          5.01%
Ratios/supplemental data
Net assets, at end of period (000)                        $ 26,915      $ 32,117       $ 40,946       $ 48,549       $ 58,737
Ratio of expenses to average net assets                       0.79%         0.79%          0.82%          0.85%          0.84%
Ratio of net investment income to average net assets          5.69%         5.33%          5.55%          6.04%          6.26%
Ratio of expenses to average net assets*                      0.84%         0.89%          1.28%          1.60%          1.59%
Portfolio turnover rate (b)                                  91.13%        84.33%         51.12%         52.10%         21.04%
-----------------------------------------------------------------------------------------------------------------------------

*Ratios calculated as if no expenses were waived or reimbursed.

(a)      Annualized.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)      Not annualized.

(d) Shares first offered to public on May 11, 1998. Upon a Trust Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.

    FINANCIAL HIGHLIGHTS - NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                 CLASS A SHARES                        CLASS B SHARES
                                                                                   PERIOD
                                                                                     FROM
                                                           YEAR          YEAR     MAY 11,                              PERIOD FROM
                                                          ENDED         ENDED     1998 TO          YEAR         YEAR       MAY 11,
                                                    OCTOBER 31,   OCTOBER 31,     OCTOBER         ENDED        ENDED       1998 TO
                                                           2000          1999         31,   OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                                                                  1998(d)          2000         1999       1998(d)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                  $   9.89      $  10.56     $ 10.24       $  9.89      $ 10.55     $ 10.24
                                                       --------      --------     -------       -------      -------     -------
Investment activities
Net investment Income                                      0.57          0.51        0.26          0.51         0.45        0.23
Net realized and unrealized gain (loss)                    0.13         (0.62)       0.32          0.13        (0.61)       0.31
                                                       --------      --------     -------       -------      -------     -------
         Total investment activities                       0.70         (0.11)       0.58          0.64        (0.16)       0.54
                                                       --------      --------     -------       -------      -------     -------
Distributions
Net investment income                                     (0.57)        (0.51)      (0.26)        (0.51)       (0.45)      (0.23)
Net realized gains                                        (0.02)        (0.05)      --            (0.02)       (0.05)         --
                                                       --------      --------     -------       -------      -------     -------
         Total distributions                              (0.59)        (0.56)      (0.26)        (0.53)       (0.50)      (0.23)
                                                       --------      --------     -------       -------      -------     -------
Net increase (decrease) in net asset value                 0.11         (0.67)       0.32          0.11        (0.66)       0.31
                                                       --------      --------     -------       -------      -------     -------
NET ASSET VALUE-END OF PERIOD                          $  10.00      $   9.89     $ 10.56       $ 10.00      $  9.89     $ 10.55
                                                       ========      ========     =======       =======      =======     =======

         Total Return (excluding sales charges)            7.40%        (1.05%)      5.69%(c)      6.72%       (1.57%)      5.29%(c)
Ratios/supplemental data
Net assets, at end of period (000)                     $ 54,796      $ 49,601     $   332       $ 1,129      $ 1,148     $   297
Ratio of expenses to average net assets                    0.99%         0.99%       1.04%(a)      1.63%        1.64%       1.64%(a)
Ratio of net investment income to average net              5.84%         5.13%       5.10%(a)      5.19%        4.44%       4.59%(a)
assets
Ratio of expenses to average net assets*                   1.09%         1.15%       1.17%(a)      1.63%        1.65%       1.86%(a)
Portfolio turnover rate (b)                              107.86%        51.86%      59.52%       107.86%       51.86%      59.52%
------------------------------------------------------------------------------------------------------------------------------------


                                                                           CLASS D SHARES
                                                         YEAR
                                                        ENDED   YEAR ENDED  PERIOD ENDED
                                                  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,    YEARS ENDED OCTOBER 31
                                                         2000         1999       1998(d)      1997         1996
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                $   9.89     $  10.57     $  10.31     $  10.04     $  10.12
                                                     --------     --------     --------     --------     --------
Investment activities
Net investment income                                    0.59         0.53         0.56         0.59         0.59
Net realized and unrealized gain (loss)                  0.14        (0.63)        0.34         0.27        (0.08)
                                                     --------     --------     --------     --------     --------
         Total investment activities                     0.73        (0.10)        0.90         0.86         0.51
                                                     --------     --------     --------     --------     --------
Distributions
Net investment income                                   (0.59)       (0.53)       (0.56)       (0.59)       (0.58)
In excess of net investment income                      --              --           --           --        (0.01)
Net realized gains                                      (0.02)       (0.05)       (0.08)          --           --
                                                     --------     --------     --------     --------     --------
         Total distributions                            (0.61)       (0.58)       (0.64)       (0.59)       (0.59)
                                                     --------     --------     --------     --------     --------
Net increase (decrease) in net asset value               0.12        (0.68)        0.26         0.27        (0.08)
                                                     --------     --------     --------     --------     --------
NET ASSET VALUE - END OF PERIOD                      $  10.01     $   9.89     $  10.57     $  10.31     $  10.04
                                                     ========     ========     ========     ========     ========

         Total Return (excluding sales charges)          7.73%       (0.93%)       9.03%        8.86%        5.28%
Ratios/supplemental data
Net assets, at end of period (000)                   $ 55,812     $ 52,260     $ 50,849     $ 41,328     $ 39,497
Ratio of expenses to average net assets                  0.78%        0.79%        0.92%        1.07%        1.06%
Ratio of net investment income to average net            6.03%        5.24%        5.43%        5.85%        5.86%
assets
Ratio of expenses to average net assets*                 0.78%        0.81%        1.03%        1.22%        1.21%
Portfolio turnover rate (b)                            107.86%       51.86%       59.52%       26.58%        9.30%
---------------------------------------------------------------------------------------------------------------------


*Ratios calculated as if no expenses were waived or reimbursed.

(a)      Annualized.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)      Not annualized.

(d) Shares first offered to public on May 11, 1998. Upon a Trust Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.

                   NATIONWIDE MUTUAL FUNDS COMBINED PROSPECTUS

                               DATED MARCH 1, 2000



         The Nationwide Mutual Funds Combined Prospectus, dated March 1, 2000, as supplemented from time to time, is part of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders. For purposes of this EDGAR filing, the above-referenced prospectus is incorporated herein by reference to the electronic filing made on March 1, 2000.

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT


                        PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

            Please fold and detach card at perforation before mailing





PROXY

                         SPECIAL MEETING OF SHAREHOLDERS
                             NATIONWIDE MUTUAL FUNDS
                 NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
                                FEBRUARY 22, 2001

The undersigned hereby revokes all previous proxies for his or her shares and appoints William Baltrus and Bryan Haft, and each of them, proxies of the undersigned with full power of substitution to vote all shares of the Nationwide Long-Term U.S. Government Bond Fund series (the "Fund") of Nationwide Mutual Funds (the "Trust") that the undersigned is entitled to vote at the Special Meeting of Shareholders, including any adjournments thereof (the "Meeting"), to be held at the Jeffers Auditorium, One Nationwide Plaza, Columbus, Ohio 43216, at 10:30 a.m., Eastern time, on February 22, 2001, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.



                                    NOTE: Please sign exactly as your name
                                    appears on the proxy. If signing for
                                    estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.



                                    _________________________________________
                                    Signature(s)


                                    _________________________________________
                                    Date


              IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY...TODAY

                            (Please see reverse side)

                       EVERY SHAREHOLDER VOTE IS IMPORTANT



    PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE
                         REQUIRED IF MAILED IN THE U.S.

            PLEASE FOLD AND DETACH CARD AT PERFORATION BEFORE MAILING




THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED , THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF THE FUND PURSUANT TO THE PLAN OF REORGANIZATION ADOPTED BY THE TRUSTEES.

      THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1


     1. To approve a Plan of Reorganization adopted by the Nationwide
        Mutual Funds (the "Trust"), on behalf of the Nationwide Long-Term        FOR           AGAINST              ABSTAIN
        U.S. Government Bond Fund (the "Long-Term Fund") and the
        Nationwide Intermediate U.S. Government Bond Fund (the
        "Intermediate Fund") series of the Trust , that provides for the acquisition of substantially all of the assets and assumption of the liabilities of the Long-Term Fund, in exchange for Class A,
        Class B and Class D shares of the Intermediate Fund, the
        distribution of such shares to the shareholders of the Long-Term
        Fund and the dissolution of the Long-Term Fund.

     2. To grant the proxyholders authority to vote upon any other
        business that may properly come before the Meeting.                      GRANT         WITHHOLD             ABSTAIN



     IMPORTANT: PLEASE SIGN AND MAIL IN YOUR VOTING INSTRUCTION FORM...TODAY

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT


                        PLEASE SIGN, DATE AND RETURN YOUR
                         VOTING INSTRUCTION FORM TODAY!

            Please fold and detach card at perforation before mailing






                         SPECIAL MEETING OF SHAREHOLDERS
                             NATIONWIDE MUTUAL FUNDS
                 NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
                                FEBRUARY 22, 2001

The undersigned contract owner of a variable annuity or variable life insurance contract, revoking previous voting instructions, hereby instructs Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company to vote all shares of the Nationwide Long-Term U.S. Government Bond Fund (the "Fund") of the Nationwide Mutual Funds (the "Trust") attributable to his or her variable annuity or variable life insurance contact as of December 18, 2000, at the Special Meeting of Shareholders of the Fund to be held at the Jeffers Auditorium, One Nationwide Plaza, Columbus, Ohio 43216, on Thursday, February 22, 2001 at 10:30 a.m., Eastern time, and at any adjournments thereof. These voting instructions will be used to vote on the proposal described in the Proxy Statement as specified below.

Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

NOTE: Please sign exactly as your name appears on this Voting Instruction Form. When the variable annuity or variable life insurance contract is held by joint tenants, both should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership voting instructions should be signed by an authorized person indicating the person's title.

Date:________________________

_____________________________

_____________________________
Signature(s) (Title(s), if applicable)



     IMPORTANT: PLEASE SIGN AND MAIL IN YOUR VOTING INSTRUCTION FORM...TODAY

                            (Please see reverse side)

THIS VOTING INSTRUCTION FORM IS SOLICITED ON BEHALF OF NATIONWIDE LIFE INSURANCE COMPANY OR NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE AND THIS VOTING INSTRUCTION FORM IS SIGNED AND RETURNED, THIS VOTING INSTRUCTION FORM SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF THE FUND PURSUANT TO THE PLAN OF REORGANIZATION ADOPTED BY THE TRUSTEES.

      THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1




1. To approve a Plan of Reorganization adopted by the Nationwide Mutual
   Funds (the "Trust"), on behalf of the Nationwide Long-Term U.S. Government              FOR            AGAINST          ABSTAIN
   Bond Fund (the "Long-Term Fund") and the Nationwide Intermediate U.S.
   Government Bond Fund (the "Intermediate Fund") series of the Trust, that provides for the acquisition of substantially all of the assets and assumption of the liabilities of the Long-Term Fund, in exchange for Class A,
   Class B and Class D shares of the Intermediate Fund, the distribution of such shares to the shareholders of the Long-Term Fund and the dissolution of the
   Long-Term Fund.

2. To grant the proxyholders authority to vote upon any other business
   that may properly come before the Meeting.                                              GRANT          WITHHOLD         ABSTAIN




     IMPORTANT: PLEASE SIGN AND MAIL IN YOUR VOTING INSTRUCTION FORM...TODAY

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT


                        PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

            Please fold and detach card at perforation before mailing





PROXY

                         SPECIAL MEETING OF SHAREHOLDERS
                             NATIONWIDE MUTUAL FUNDS
                NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                FEBRUARY 22, 2001

The undersigned hereby revokes all previous proxies for his or her shares and appoints William Baltrus and Bryan Haft, and each of them, proxies of the undersigned with full power of substitution to vote all shares of the Nationwide Intermediate U.S. Government Bond Fund series (the "Fund") of Nationwide Mutual Funds (the "Trust") that the undersigned is entitled to vote at the Special Meeting of Shareholders, including any adjournments thereof (the "Meeting"), to be held at the Jeffers Auditorium, One Nationwide Plaza, Columbus, Ohio 43216, at 10:30 a.m., Eastern time, on February 22, 2001, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.



                                    NOTE: Please sign exactly as your name
                                    appears on the proxy. If signing for
                                    estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.



                                    _________________________________________
                                    Signature(s)


                                    _________________________________________
                                    Date







              IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY...TODAY

                            (Please see reverse side)

                       EVERY SHAREHOLDER VOTE IS IMPORTANT



    PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE
                         REQUIRED IF MAILED IN THE U.S.

            PLEASE FOLD AND DETACH CARD AT PERFORATION BEFORE MAILING




THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED , THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF THE FUND PURSUANT TO THE PLAN OF REORGANIZATION ADOPTED BY THE TRUSTEES.

      THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1



     1. To approve a Plan of Reorganization adopted by the Nationwide
        Mutual Funds (the "Trust"), on behalf of the Nationwide Long-Term        FOR           AGAINST              ABSTAIN
        U.S. Government Bond Fund (the "Long-Term Fund") and the
        Nationwide Intermediate U.S. Government Bond Fund (the
        "Intermediate Fund") series of the Trust, that provides for the acquisition of substantially all of the assets and assumption of the liabilities of the Long-Term Fund, in exchange for Class A,
        Class B and Class D shares of the Intermediate Fund, the
        distribution of such shares to the shareholders of the Long-Term
        Fund and the dissolution of the Long-Term Fund.


     2. To grant the proxyholders authority to vote upon any other
        business that may properly come before the Meeting.                      GRANT         WITHHOLD             ABSTAIN


              IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY...TODAY

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT


                        PLEASE SIGN, DATE AND RETURN YOUR
                         VOTING INSTRUCTION FORM TODAY!

            Please fold and detach card at perforation before mailing







                         SPECIAL MEETING OF SHAREHOLDERS
                             NATIONWIDE MUTUAL FUNDS
                NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                FEBRUARY 22, 2001

The undersigned contract owner of a variable annuity or variable life insurance contract, revoking previous voting instructions, hereby instructs Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company to vote all shares of the Nationwide Intermediate U.S. Government Bond Fund (the "Fund") of the Nationwide Mutual Funds (the "Trust") attributable to his or her variable annuity or variable life insurance contact as of December 18, 2000, at the Special Meeting of Shareholders of the Fund to be held at the Jeffers Auditorium, One Nationwide Plaza, Columbus, Ohio 43216, on Thursday, February 22, 2001 at 10:30 a.m., Eastern time, and at any adjournments thereof. These voting instructions will be used to vote on the proposal described in the Proxy Statement as specified below.

Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

NOTE: Please sign exactly as your name appears on this Voting Instruction Form. When the variable annuity or variable life insurance contract is held by joint tenants, both should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership voting instructions should be signed by an authorized person indicating the person's title.

Date:________________________

_____________________________

_____________________________
Signature(s) (Title(s), if applicable)



     IMPORTANT: PLEASE SIGN AND MAIL IN YOUR VOTING INSTRUCTION FORM...TODAY

                            (Please see reverse side)

THIS VOTING INSTRUCTION FORM IS SOLICITED ON BEHALF OF NATIONWIDE LIFE INSURANCE COMPANY OR NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE AND THIS VOTING INSTRUCTION FORM IS SIGNED AND RETURNED, THIS VOTING INSTRUCTION FORM SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF THE FUND PURSUANT TO THE PLAN OF REORGANIZATION ADOPTED BY THE TRUSTEES.

      THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1





1. To approve a Plan of Reorganization adopted by the Nationwide Mutual
   Funds (the "Trust"), on behalf of the Nationwide Long-Term U.S.               FOR          AGAINST          ABSTAIN
   Government Bond Fund (the "Long-Term Fund") and the Nationwide
   Intermediate U.S. Government Bond Fund (the "Intermediate Fund") series of the Trust, that provides for the acquisition of substantially all of the assets and assumption of the liabilities of the Long-Term Fund, in exchange for Class A, Class B and Class D shares of the Intermediate
   Fund, the distribution of such shares to the shareholders of the
   Long-Term Fund and the dissolution of the Long-Term Fund.

2. To grant the proxyholders authority to vote upon any other business
   that may properly come before the Meeting.                                    GRANT        WITHHOLD         ABSTAIN



     IMPORTANT: PLEASE SIGN AND MAIL IN YOUR VOTING INSTRUCTION FORM...TODAY

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                             NATIONWIDE MUTUAL FUNDS
                             DATED JANUARY 19, 2001


      ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS AND LIABILITIES OF THE
                 NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND,
                                   A SERIES OF
                             NATIONWIDE MUTUAL FUNDS

                               BY AND IN EXCHANGE
                                       FOR
                CLASS A SHARES, CLASS B SHARES AND CLASS D SHARES
                                     OF THE
               NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND,
                                ALSO A SERIES OF
                             NATIONWIDE MUTUAL FUNDS


         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of all of the assets of the Long-Term Fund for shares of beneficial interest of the Intermediate Fund.

         This SAI consists of this Cover Page and the following documents. Each of these documents is enclosed with and is legally considered to be a part of this SAI:

                  1. Nationwide Mutual Funds Combined Statement of Additional Information, dated September 1, 2000.

                  2.       Projected (Pro Forma) after Transaction Financial
                           Statements.

                  3. Nationwide Mutual Funds Combined Annual Report to Shareholders, dated October 31, 2000.

         This SAI is not a prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement, dated January 19, 2001, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-848-0920 or by writing to the Trust at P.O. Box 1492, Columbus, Ohio 43216-1492.

                               ATTACHMENTS TO SAI


         The Nationwide Mutual Funds Combined Statement of Additional Information, dated September 1, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the above-referenced SAI is incorporated herein by reference to the electronic filing made on September 7, 2000.

                               ATTACHMENTS TO SAI


        The following are projected (pro forma) financial statements that were prepared to indicate the anticipated financial information for the Intermediate Fund following the completion of the Reorganization. They consist of: a Pro Forma Combining Schedule of Portfolio Investments; a Pro Forma Combining Statement of Assets and Liabilities; a Pro Forma Combining Statement of Operations; and notes relating to the combining Statements.

          NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND/NATIONWIDE
                    INTERMEDIATE U.S. GOVERNMENT BOND FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                          OCTOBER 31, 2000 (UNAUDITED)


                                                      PRINCIPAL AMOUNT                                   MARKET VALUE

                                                                                                          NATIONWIDE
                                       NATIONWIDE        NATIONWIDE         PRO           NATIONWIDE     INTERMEDIATE       PRO
                                      LONG-TERM US         US GOVT         FORMA         LONG-TERM US       US GOVT        FORMA
                                     GOVT BOND FUND       BOND FUND       COMBINED      GOVT BOND FUND     BOND FUND     COMBINED

U.S. TREASURY SECURITIES
    U.S. Treasury Notes, Bonds,
    Strips
     11.25%, 02/15/15                  $4,750,000        $4,000,000      $8,750,000       $7,123,518      $5,998,752     $13,122,270
     8.125%, 08/15/19                   5,000,000                         5,000,000        6,176,575                       6,176,575
     6.25%, 08/15/23                    2,000,000                         2,000,000        2,063,080                       2,063,080
     6.88%, 08/15/25                    6,000,000         4,000,000      10,000,000        6,682,877       4,455,252      11,138,129
     12.00%, 08/15/13                  10,000,000        10,000,000                                       13,678,990      13,678,990
     0.00%, 05/15/13                   15,000,000        15,000,000                                        7,130,535       7,130,535

TOTAL U.S. TREASURY SECURITIES                                                            22,046,050      31,263,529      53,309,579

U.S. GOVERNMENT AGENCY SECURITIES
    Federal Home Loan Bank,
     7.40%, 04/17/17                    1,000,000                         1,000,000        1,043,044                       1,043,044
     6.37%, 12/04/17                    1,150,000                         1,150,000        1,080,868                       1,080,868
     5.54%, 04/21/03                                      3,250,000       3,250,000                        3,175,982       3,175,982
     5.80%, 01/08/04                                      3,200,000       3,200,000                        3,121,795       3,121,795
     5.425%, 01/29/04                                     1,900,000       1,900,000                        1,836,000       1,836,000
     6.945%, 03/26/07                                     2,000,000       2,000,000                        2,038,272       2,038,272
     6.53%, 07/23/07                                      2,000,000       2,000,000                        1,996,262       1,996,262
     6.02%, 01/09/08                                      1,000,000       1,000,000                          967,781         967,781

    Federal Farm Credit
     7.16%, 05/15/06                                      1,000,000       1,000,000                        1,025,575       1,025,575

    Federal Home Loan Mortgage  Corp.,
     5.98%, 12/08/05                                      3,000,000       3,000,000                        2,925,942       2,925,942
     6.704%. 01/09/07                                     2,655,000       2,655,000                        2,670,688       2,670,688

    Federal National Mortgage Association
     6.27%, 12/01/08                    1,962,139                         1,962,139        1,914,650                       1,914,650
     6.30%, 05/01/13                    1,948,556                         1,948,556        1,888,196                       1,888,196
     5.75%, 09/23/03                                      1,000,000       1,000,000                          978,575         978,578
     5.79%, 12/01/03                                      1,000,000       1,000,000                          977,701         977,701

                                                      PRINCIPAL AMOUNT                                   MARKET VALUE

                                                                                                          NATIONWIDE
                                       NATIONWIDE        NATIONWIDE         PRO           NATIONWIDE     INTERMEDIATE       PRO
                                      LONG-TERM US         US GOVT         FORMA         LONG-TERM US      US GOVT         FORMA
                                     GOVT BOND FUND       BOND FUND       COMBINED      GOVT BOND FUND     BOND FUND      COMBINED

TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                    5,926,758      21,714,576      27,641,334

MORTGAGE-BACKED OBLIGATIONS
    Federal Home Loan Mortgage Corp.
     7.00%, 12/15/12 Series 1560-PN                       2,000,000       2,000,000                        1,960,480       1,960,480
     6.00%, 09/15/18 Series 2054-PS                       3,000,000       3,000,000                        2,935,320       2,935,320
     3.50%, 12/15/21 Series 1629-HA                       1,000,000       1,000,000                          886,470         886,470
     7.50%, 01/15/03 REMIC Series 1462-PT                 2,449,302       2,449,302                        2,457,703       2,457,703
     7.25%, 06/15/07 REMIC Series 1313-G                  2,885,767       2,885,767                        2,887,037       2,887,037
     6.00%, 07/15/14 REMIC Series 2134-PT                 4,832,300       4,832,300                        4,753,872       4,753,872
     6.00%, 12/15/13 REMIC Series 1688-J                  5,000,000       5,000,000                        4,854,500       4,854,500

    Federal National Mortgage Assoc.
     6.31%, 01/01/06 POOL #73341                            922,082         922,082                          902,735         902,735
     6.10%, 07/01/08 POOL #380488                           973,552         973,552                          932,704         932,704
     7.42%, 11/01/11 POOL #73731                          6,717,652       6,717,652                        6,886,853       6,886,853
     6.30%, 04/01/14 POOL #381570                         1,083,735       1,083,735                        1,025,341       1,025,341
     6.32%, 04/01/14 POOL #460221                         4,805,998       4,805,998                        4,645,719       4,645,719
     7.05%, 02/01/17 POOL #73847                          1,711,133       1,711,133                        1,712,980       1,712,980
     7.18%, 02/01/17 POOL #73942                          2,197,982       2,197,982                        2,219,805       2,219,805
     6.27%, 12/01/08 POOL #381019                         1,962,139       1,962,139                        1,914,650       1,914,650
     6.50%, 07/25/08 Series 1993-114H                     4,000,000       4,000,000                        3,973,680       3,973,680
     6.50%, 04/25/13 Series 1999-19TD                     3,000,000       3,000,000                        2,943,390       2,943,390
     9.25%, 10/25/18 Series 25-B                            128,038         128,038                          134,039         134,039
     7.00%, 07/25/22 Series G92-42 Z                      4,481,139       4,481,139                        4,392,970       4,392,970
     8.00%, 07/25/02 REMIC Series 92-126                    582,685         582,685                          584,974         584,974
     8.50%, 01/25/20 REMIC Series 7-B                       754,918         754,918                          773,132         773,132

TOTAL MORTGAGE-BACKED OBLIGATIONS                                                                         53,778,354      53,778,354

TOTAL LONG - TERM INVESTMENTS                                                            $27,972,808    $106,756,459    $134,729,267

SHORT - TERM INVESTMENTS
REPURCHASE AGREEMENT
    Warburg Dillon Read, 6.51%                            4,567,000                                        4,567,000       4,567,000
     Matures 11/01/00, Collateralized
     by $4,859,000 U.S. Treasury Bond,
     5.56%, 08/15/28, Market Value
     $4,658,566 (cost $4,567,000)
    Warburg Dillon Read, 6.51%         4,249,000                                           4,249,000                       4,249,000
     Matures 11/01/00, Collateralized
     by $2,969,000 U.S. Treasury Bond,
     9.88%, 11/15/15, Market Value
     $4,249,381 (cost $4,249,000)
TOTAL SHORT - TERM INVESTMENTS                                                            $4,249,000      $4,567,000       8,816,000

TOTAL INVESTMENTS                                                                        $32,221,808    $111,323,459    $143,545,267

               NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND/
              NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
            FOR THE TWELVE MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)



                                                   NATIONWIDE             NATIONWIDE
                                                  LONG-TERM US          INTERMEDIATE US
                                                GOVERNMENT BOND         GOVERNMENT BOND          PRO FORMA
                                                      FUND                   FUND                 COMBINED
                                               -------------------------------------------------------------
ASSETS:
     Investment securities, at value               $27,972,808            $106,756,459          $134,729,267
     Repurchase Agreements,
     at value (cost $4,249,000,
     $4,567,000, respectively)                       4,249,000               4,567,000             8,816,000
     Cash                                                  282                     398                   680
     Other assets                                          653                   3,458                 4,111
     Receivables:
       Interest and dividends                          367,621               1,060,197             1,427,818
       Fund shares sold                                      -                       -                     -
       Expense reimbursement                                 -                   4,375                 4,375
           Total Assets                             32,590,364             112,391,887           144,982,251
                                                   -----------            ------------          ------------

LIABILITIES:
    Payables:
       Dividends                                       139,587                 561,243               700,830
    Accrued liabilities:
       Investment advisory fees                         13,856                  47,397                61,253
       Fund administration fees                          1,940                   6,636                 8,576
       Administrative servicing fees                         -                  10,002                10,002
       Transfer agent fees                               4,072                       -                 4,072
       Other                                            24,615                  29,955                54,570
           Total Liabilities                           184,070                 655,233               839,303
                                                   -----------            ------------          ------------

NET ASSETS:
    Capital                                         32,135,848             111,741,746           143,877,594
    Accumulated undistributed
    (distributions in excess of) net
    investment income                                      252                   1,953                 2,205
    Accumulated net realized loss on
    investments                                      (474,842)             (1,213,544)           (1,688,386)
    Net unrealized depreciation of
    investments                                        745,036               1,206,499             1,951,535
           Net Assets                              $32,406,294            $111,736,654          $144,142,948
                                                   ===========            ============          ============

Shares outstanding:
     Class A Shares                                    342,859               5,478,873             5,855,545
     Class B Shares                                    156,925                 112,834               285,254
     Class D Shares                                  2,448,693               5,578,115             8,266,963

Net Assets:
     Class A Shares                                  3,766,724              54,795,872            58,562,596
     Class B Shares                                  1,724,199               1,128,622             2,852,821
     Class D Shares                                 26,915,371              55,812,160            82,727,531

Net Asset Value Per Share:
     Class A Shares                                     $10.99                  $10.00                $10.00
     Class B Shares*                                    $10.99                  $10.00                $10.00
     Class D Shares                                     $10.99                  $10.01                $10.01

Cost of investments                                $31,476,772            $110,116,960          $141,593,732
                                                   ===========            ============          ============


*Redemption price may be reduced by contingent deferred sales charge.

               NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND/
              NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
            FOR THE TWELVE MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)



                                             NATIONWIDE           NATIONWIDE
                                            LONG-TERM US        INTERMEDIATE US         PRO FORMA               PRO FORMA
                                           GOVT BOND FUND       GOVT BOND FUND         ADJUSTMENTS               COMBINED
                                       -------------------------------------------------------------------------------------

INVESTMENT INCOME                           $  2,175,501         $  7,234,381         $         --            $  9,409,881

EXPENSES:
     Investment advisory fees                    167,881              530,376              698,257
     Fund administration fees                     23,504               74,254                   --                  97,758
     Administrative servicing fees                     1              108,377                   --                 108,378
     Distribution fees                            22,347              142,252                   --                 164,599
     Custodian fees                                   --                5,801                 (500)(a)               5,301
     Shareholders' Reports                         9,446               13,235               (2,500)(a)              20,181
     Professional fees                             6,591               15,768               (5,000)(a)              17,359
     Registration and filing fees                 29,910               36,662              (25,000(a)               41,572
     Transfer agent fees                          42,455               30,542                   --                  72,997
     Trustees' fees and expenses                     208                1,656                   --                   1,864
     Other                                         2,579               23,112               (1,000)(a)              24,690
                                            ------------         ------------         ------------            ------------
          Total expenses                         304,922              982,035              (34,000)              1,252,957
                                            ------------         ------------         ------------            ------------
     Less expense
        reimbursements/waivers                    17,544               32,080              (34,000)(b)              15,624
                                            ------------         ------------         ------------            ------------
          Net expenses                           287,378              949,955                   --               1,237,333
                                                                 ------------                                 ------------
               Net investment income           1,888,123            6,284,426                   --               8,172,549
                                            ------------         ------------         ------------            ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
     Net realized gain (loss) on
     investments transactions                   (476,854)          (1,215,685)                  --              (1,692,539)
     Change in net unrealized
     appreciation/depreciation of:
     Investments                               1,270,352            2,764,161                   --               4,034,513
     Net realized and unrealized
     gains on investments                        793,498            1,548,476                   --               2,341,974
                                            ------------         ------------         ------------            ------------
     Net increase in net assets from
     operations                             $  2,681,621         $  7,832,902         $         --            $ 10,514,523
                                            ============         ============                                 ============



(a)      Reduction reflects the estimated benefit of combining operations.

(b) Reduction in expenses reimbursed/waived represents estimated benefit of combining operations.

   NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND/NATIONWIDE INTERMEDIATE U.S.
                              GOVERNMENT BOND FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.       BASIS OF COMBINATION:

         The unaudited Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations, and Schedule of Portfolio Investments reflect the accounts of two investment portfolios offered by the Nationwide Mutual Funds (the "Funds"): Nationwide Long-Term U.S. Government Bond Fund and Nationwide Intermediate U.S. Government Bond Fund, (collectively, the "Funds" and individually a "Fund") as if the proposed merger occurred as of and for the year ended October 31, 2000. These statements have been derived from books and records utilized in calculating daily net asset value at October 31, 2000.

         The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations, and Schedule of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information.


2.       PRO FORMA OPERATIONS:

         The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, administration servicing and distribution fees of the combined Fund and/or the related waivers are based on the fee schedules in effect for the Funds at the combined level of average net assets for the twelve months ended October 31, 1000. The Pro Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

         The pro forma Schedule of Portfolio Investments gives effect to the proposed merger of such assets as if the merger had occurred at October 31, 2000.

                                          LONG-TERM U.S.          INTERMEDIATE U.S.
                                         GOVERNMENT BOND           GOVERNMENT BOND
                                              FUND                      FUND                     COMBINED
                                  ---------------------------------------------------------------------------
      NET ASSETS
           Class A Shares                   $3,766,724               $54,795,872               $58,562,596
           Class B Shares                   $1,724,199                $1,128,622                $2,852,821
           Class D Shares                  $26,915,371               $55,812,160               $82,727,531

      SHARES OUTSTANDING
           Class A Shares                      342,859                 5,478,873                 5,855,545
           Class B Shares                      156,925                   112,834                   285,254
           Class D Shares                    2,448,693                 5,578,115                 8,266,963

      NAV
           Class A Shares                       $10.99                    $10.00                    $10.00
           Class B Shares                       $10.99                    $10.00                    $10.00
           Class D Shares                       $10.99                    $10.01                    $10.01

                               ATTACHMENTS TO SAI

                 NATIONWIDE MUTUAL FUNDS COMBINED ANNUAL REPORT

                     TO SHAREHOLDERS, DATED OCTOBER 31, 2000



         The Nationwide Mutual Funds Combined Annual Report to Shareholders, dated October 31, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the above-referenced shareholder report is incorporated herein by reference to the electronic filing made on [_______________].

                             NATIONWIDE MUTUAL FUNDS
                         FILE NOS. 333-40455, 811-08495

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

         Indemnification provisions for officers, trustees and employees of the Registrant are set forth in Article V, Section 5.2 of the Declaration of Trust. In addition, Section 1743.13 of the Ohio Revised Code provides that no liability to third persons for any act, omission or obligation shall attach to the trustees, officers, employees or agents of a business trust organized under Ohio statutes. The trustees are also covered by an errors and omissions policy provided by the Trust covering actions taken by trustees in their capacity as trustee.


ITEM 16.  EXHIBITS

         The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(A), 12(A), and 14(A):

         (1) Copies of the charter of the Nationwide Mutual Funds as now in effect;

                  (A) Amended Declaration of Trust previously filed with the Trust's Registration Statement on January 5, 1999.

         (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A) Amended Bylaws previously filed with the Trust's Registration Statement on August 7, 1998.

         (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

                  Not Applicable

         (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A) The Plan of Reorganization is included in this Registration Statement as Exhibit A to the Prospectus/Proxy Statement

         (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A) Certificates for shares are not issued. Articles V, VI, VII and VIII of the Declaration of Trust, incorporated by reference to Exhibit (1) of the Trust's Registration Statement filed on January 5, 1999, define the rights of holders of shares.

         (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                  (A) Investment Advisory Agreement previously filed with the Trust's Registration Statement on January 5, 1999.

                  (B) Amendment to Investment Advisory Agreement previously filed with the Trust's Registration Statement on December 29, 1999.

                  (C) Amended Exhibit A to the Investment Advisory Agreement previously filed with the Trust's Registration Statement on December 29, 1999.

         (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                  (A) Underwriting Agreement previously filed with the Trust's Registration Statement on January 5, 1999.

                  (B) Model Dealer Agreement previously filed with the Trust's Registration Statement on January 5, 1999.

         (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of Trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

                  (A) Custody Agreement previously filed with the Trust's original Registration Statement on November 18, 1997.

         (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's Trustees describing any action taken to revoke the plan;

                  (A) Amended Distribution Plan previously filed with the Trust's Registration Statement on January 5, 1999.

                  (B) Dealer Agreement previously filed with the Trust's Registration Statement on January 5, 1999.

                  (C) Rule 12b-1 Agreement previously filed with the Trust's Registration Statement on January 5, 1999.

                  (D) Amended 18f-3 Plan previously filed with the Trust's Registration Statement on January 5, 1999.

         (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A) Form of Opinion of Counsel as to legality of shares being registered is filed herewith as Exhibit No. EX99.11(A).

         (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders is filed herewith as Exhibit No. EX99.12(A).

         (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                  (A) Purchase Agreement previously filed with the Trust's Registration Statement on January 2, 1998.

         (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is filed herewith as Exhibit No. EX99.14(A).

         (15)     All financial statements omitted pursuant to Item 14(a)(1);

                  Not Applicable

         (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                  (A) Power of Attorney dated November 7, 1997, previously filed with the Trust's Pre-Effective Amendment.

                  (B) Power of Attorney dated February 9, 2000, previously filed with the Trust's Registration Statement on February 10, 2000.

                  (C) Power of Attorney dated February 9, 2000, previously filed with the Trust's Registration Statement on July 31, 2000.

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

ITEM 17.          UNDERTAKINGS

                  (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Columbus and the State of Ohio, on the 20th day of December, 2000.

                                  Nationwide Mutual Funds
                                  ---------------------------
                                  (Registrant)

                                  By:      /s/ Kevin S. Crossett
                                           -------------------------------
                                               Kevin S. Crossett
                                               Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         Signature                                  Title                                     Date
         ---------                                  -----                                     ----


*/s/ Charles E. Allen
----------------------------------
Charles E. Allen                                    Trustee                             December 20, 2000


*/s/ Paula H.J. Cholmondeley
----------------------------------
Paula H.J. Cholmondeley                             Trustee                             December 20, 2000


*/s/ C. Brent DeVore
----------------------------------
C. Brent DeVore                                     Trustee                             December 20, 2000


*/s/ Robert M. Duncan
----------------------------------
Robert M. Duncan                                    Trustee                             December 20, 2000


*/s/ Joseph J. Gasper
----------------------------------
Joseph J. Gasper                                    Trustee & Chairman                  December 20, 2000


* /s/ Barbara Hennigar
----------------------------------
Barbara Hennigar                                    Trustee                             December 20, 2000


*/s/ Paul J. Hondros
----------------------------------
Paul J. Hondros                                     Trustee                             December 20, 2000


*/s/ Thomas J. Kerr, IV
----------------------------------
Thomas J. Kerr, IV                                  Trustee                             December 20, 2000

*/s/ Douglas F. Kridler
----------------------------------
Douglas F. Kridler                                  Trustee                             December 20, 2000


*/s/ Dimon R. McFerson
----------------------------------
Dimon R. McFerson                                   Trustee                             December 20, 2000


*/s/ Arden L. Shisler
----------------------------------
Arden L. Shisler                                    Trustee                             December 20, 2000


*/s/ David C. Wetmore
----------------------------------
David C. Wetmore                                    Trustee                             December 20, 2000


/s/ Gerard Holland
----------------------------------
Gerald Holland                                      Treasurer                           December 20, 2000


*By: /s/ Kevin S. Crossett
     ------------------------
         Kevin S. Crossett, pursuant to a Power of Attorney

                             NATIONWIDE MUTUAL FUNDS

                       REGISTRATION STATEMENT ON FORM N-14

                                  EXHIBIT INDEX



EXHIBIT NO.          DESCRIPTION

EX-99.11(A)          Form of Opinion of Counsel as to the Legality of Shares
                     Being Registered

EX-99.12(A)          Form of Opinion and Consent of Counsel Supporting Tax
                     Matters and Consequences to Shareholders

EX-99.14(A)          Consent of Auditors, KPMG LLP